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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road          Bloomfield Hills, Michigan            48301
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ---------------------------

Date of fiscal year end:        December 31, 2007
                          ------------------------------------------------------

Date of reporting period:       December 31, 2007
                          ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                              Schwartz Value Fund
                       . . . . . . . . . . . . . . . . .
                           VALUE INVESTING SINCE 1984

                                [GRAPHIC OMITTED]

                                 ANNUAL REPORT
                       . . . . . . . . . . . . . . . . .
                               DECEMBER 31, 2007

     SHAREHOLDER ACCOUNTS                              CORPORATE OFFICES
       c/o Ultimus Fund                               3707 W. Maple Road
        Solutions, LLC        [GRAPHIC OMITTED]            Suite 100
        P.O. Box 46707                            Bloomfield Hills, MI 48301
     Cincinnati, OH 45246                               (248) 644-8500
        (888) 726-0753                                Fax (248) 644-4250
                               SCHWARTZ VALUE FUND

Dear Fellow Shareholder,

The Schwartz Value Fund (the "Fund") had a poor year in 2007, down 11.1%. Many of the stocks in the Fund which performed poorly in 2007 were financials, retail, and consumer-related. In managing the portfolio, our investment team underestimated the effects of the credit crisis on several high quality portfolio holdings in the consumer area. Stocks which negatively affected performance in 2007 included Craftmade International, Inc. (housewares), Chico's FAS, Inc. (retail), and Citizens Republic Bancorp, Inc. (banking). We have reassessed each company in the portfolio and re-examined each company's fundamentals, and adjusted our strategies in response to the evolving economic environment. Stocks that contributed positively to the Fund's performance included Waters Corporation (scientific instruments), Kinetic Concepts, Inc. (medical devices), Gentex Corporation (auto equipment), and Berkshire Hathaway, Inc. (insurance).

                              Annual Rate of Return
                            For 1 year ended 12-31-07
                     --------------------------------------
                     SCHWARTZ VALUE FUND             -11.1%

                     Russell 2000 Value Index        - 9.8%
                     Russell 2000 Index              - 1.6%
                     NASDAQ Composite Index (a)      + 9.8%
                     S&P 500 Index                   + 5.5%

Several portfolio holdings are now deeply depressed. Even though a recession seems to be unfolding, these distressed securities are selling at prices that in our opinion are significantly below their intrinsic values. Also, it's important to remember that recessions don't last forever. They are followed by an economic recovery, just like bear markets are always followed by bull markets.

In our view, the sell-off in many of the small-cap value stocks has produced extraordinarily cheap prices - a value investor's dream. During such periods, these orphan stocks represent opportunities for long-term investors, not unlike those opportunities found in the bear markets of 1987, 1990, and 2002. While past performance should never be considered to be indicative of results in future periods, it is interesting to note that in the years following each of those down years, the Schwartz Value Fund produced returns of 23.1%, 32.0%, and 39.3% respectively.

I personally purchased additional shares of the Schwartz Value Fund recently. From the currently depressed levels of many of our stocks, I believe that a good year in 2008 could be readily achievable.

                                  Best regards,

                               SCHWARTZ VALUE FUND

                             /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                    President

February 15, 2008

(a)   Excluding dividends.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, ARE AVAILABLE BY CALLING THE FUND AT 1-888-726-0753.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the prospectus please visit our website at www.schwartzvaluefund.com or call 1-888-726-0753 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Schwartz Value Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser's current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

SCHWARTZ VALUE FUND
PERFORMANCE (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
              IN THE SCHWARTZ VALUE FUND AND THE RUSSELL 2000 INDEX

                              [LINE GRAPH OMITTED]

             RUSSELL 2000 INDEX                 SCHWARTZ VALUE FUND
             ------------------                 -------------------

            DATE          VALUE                 DATE          VALUE
            ----          -----                 ----          -----
          12/31/97      $ 10,000              12/31/97      $ 10,000
          12/31/98         9,745              12/31/98         8,962
          12/31/99        11,817              12/31/99         8,742
          12/31/00        11,460              12/31/00         9,553
          12/31/01        11,745              12/31/01        12,236
          12/31/02         9,340              12/31/02        10,412
          12/31/03        13,753              12/31/03        14,502
          12/31/04        16,274              12/31/04        17,779
          12/31/05        17,014              12/31/05        18,460
          12/31/06        20,140              12/31/06        21,098
          12/31/07        19,824              12/31/07        18,760

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                   ------------------------------------------
                              Schwartz Value Fund
                        Average Annual Total Returns (a)
                     (for periods ended December 31, 2007)

                       1 Year      5 Years      10 Years
                       ------      -------      --------
                      -11.08%      12.50%         6.49%
                   ------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. THE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

SCHWARTZ VALUE FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================

                                        RUSSELL      RUSSELL
             SCHWARTZ      RUSSELL       2000         2000                       VALUE
               VALUE        2000         VALUE       GROWTH        NASDAQ         LINE       S&P 500
              FUND(a)       INDEX        INDEX        INDEX     COMPOSITE(b)  COMPOSITE(b)    INDEX
----------------------------------------------------------------------------------------------------
   1984        11.1%        -7.3%         2.3%       -15.8%        -11.2%         -8.4%         6.1%
   1985        21.7%        31.1%        31.0%        31.0%         31.4%         20.7%        31.6%
   1986        16.4%         5.7%         7.4%         3.6%          7.4%          5.0%        18.7%
   1987        -0.6%        -8.8%        -7.1%       -10.5%         -5.3%        -10.6%         5.3%
   1988        23.1%        24.9%        29.5%        20.4%         15.4%         15.4%        16.8%
   1989         8.3%        16.2%        12.4%        20.2%         19.3%         11.2%        31.6%
   1990        -5.3%       -19.5%       -21.8%       -17.4%        -17.8%        -24.3%        -3.2%
   1991        32.0%        46.1%        41.7%        51.2%         56.8%         27.2%        30.4%
   1992        22.7%        18.4%        29.1%         7.8%         15.5%          7.0%         7.6%
   1993        20.5%        18.9%        23.8%        13.4%         14.7%         10.7%        10.1%
   1994        -6.8%        -1.8%        -1.6%        -2.4%         -3.2%         -6.0%         1.3%
   1995        16.9%        28.4%        25.8%        31.0%         39.9%         19.3%        37.5%
   1996        18.3%        16.5%        21.4%        11.3%         22.7%         13.4%        22.9%
   1997        28.0%        22.4%        31.8%        13.0%         21.6%         21.1%        33.4%
   1998       -10.4%        -2.5%        -6.5%         1.2%         39.6%         -3.8%        28.6%
   1999        -2.5%        21.3%        -1.5%        43.1%         85.6%         -1.4%        21.0%
   2000         9.3%        -3.0%        22.8%       -22.4%        -39.3%         -8.7%        -9.1%
   2001        28.1%         2.5%        14.0%        -9.2%        -21.0%         -6.1%       -11.9%
   2002       -14.9%       -20.5%       -11.4%       -30.3%        -31.5%        -28.6%       -22.1%
   2003        39.3%        47.3%        46.0%        48.5%         50.0%         37.4%        28.7%
   2004        22.6%        18.3%        22.3%        14.3%          8.6%         11.5%        10.9%
   2005         3.8%         4.6%         4.7%         4.2%          1.4%          2.0%         4.9%
   2006        14.3%        18.4%        23.5%        13.4%          9.5%         11.0%        15.8%
   2007       -11.1%        -1.6%        -9.8%         7.1%          9.8%         -3.8%         5.5%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                        RUSSELL      RUSSELL
              SCHWARTZ     RUSSELL       2000         2000                       VALUE
                VALUE       2000         VALUE       GROWTH        NASDAQ         LINE       S&P 500
               FUND(a)      INDEX        INDEX        INDEX     COMPOSITE(b)   COMPOSITE(b)   INDEX
----------------------------------------------------------------------------------------------------
  3 Years       1.8%         6.8%         5.3%         8.1%          6.8%          2.9%         8.6%
  5 Years      12.5%        16.3%        15.8%        16.5%         14.7%         10.8%        12.8%
 10 Years       6.5%         7.1%         9.1%         4.3%          5.4%         -0.3%         5.9%
 24 Years      10.9%        10.1%        12.3%         7.4%          9.8%          3.5%        12.3%

(a) Schwartz Value Fund's performance combines the performance of the Fund since its commencement of operations as a registered investment company on July 20, 1993, and the performance of RCM Partners Limited Partnership for periods prior thereto.

(b)   Excluding dividends.

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                        % OF
  SHARES    COMPANY                                     MARKET VALUE  NET ASSETS
--------------------------------------------------------------------------------
  165,000   Citizens Republic Bancorp, Inc............  $ 2,394,150      4.4%
       15   Berkshire Hathaway, Inc. - Class A........    2,124,000      3.9%
   60,000   Zebra Technologies Corporation - Class A..    2,082,000      3.8%
  200,000   Meadowbrook Insurance Group, Inc. ........    1,882,000      3.4%
   35,000   Kinetic Concepts, Inc.....................    1,874,600      3.4%
  182,700   Unico American Corporation................    1,872,675      3.4%
      237   AmTrust Financial Corporation.............    1,659,000      3.0%
   20,000   Waters Corporation........................    1,581,400      2.9%
   75,000   RPM International, Inc....................    1,522,500      2.8%
   85,000   ION Geophysical Corporation...............    1,341,300      2.4%

ASSET ALLOCATION  (UNAUDITED)
================================================================================
                                                                         % OF
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Aerospace & Defense ................................................       1.5%
Apparel & Textiles .................................................       1.1%
Building Materials & Construction ..................................       1.0%
Business Services ..................................................       2.8%
Consumer - Durables ................................................       5.8%
Consumer - Nondurables .............................................       5.9%
Consumer - Retail ..................................................       2.9%
Education ..........................................................       0.7%
Energy & Mining ....................................................       4.3%
Finance ............................................................      27.1%
Healthcare .........................................................      10.6%
Industrial Products & Services .....................................      15.5%
Real Estate ........................................................       1.8%
Technology .........................................................      12.2%
Transportation .....................................................       1.4%
Exchange-Traded Funds ..............................................       1.1%

Cash Equivalents, Other Assets and Liabilities .....................       4.3%
                                                                        ------
                                                                         100.0%
                                                                        ======

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
    SHARES     COMMON STOCKS -- 94.6%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 1.5%
     2,500     General Dynamics Corporation ...................    $    222,475
    10,000     Harris Corporation .............................         626,800
                                                                   ------------
                                                                        849,275
                                                                   ------------
               APPAREL & TEXTILES -- 1.1%
     7,500     Columbia Sportswear Company ....................         330,675
    52,550     Tefron Ltd. * ..................................         259,597
                                                                   ------------
                                                                        590,272
                                                                   ------------
               BUILDING MATERIALS & CONSTRUCTION -- 1.0%
    25,000     Pulte Homes, Inc. ..............................         263,500
    10,000     Simpson Manufacturing Company, Inc. ............         265,900
                                                                   ------------
                                                                        529,400
                                                                   ------------
               BUSINESS SERVICES -- 2.8%
     4,000     Courier Corporation ............................         132,040
    12,500     Neogen Corporation * ...........................         331,875
    10,000     Robert Half International, Inc. ................         270,400
    82,000     Superior Uniform Group, Inc. ...................         799,500
                                                                   ------------
                                                                      1,533,815
                                                                   ------------
               CONSUMER -- DURABLES -- 5.8%
   114,000     Craftmade International, Inc. ..................         940,500
    10,000     HNI Corporation ................................         350,600
   110,000     La-Z-Boy Incorporated ..........................         872,300
    25,000     Select Comfort Corporation * ...................         175,250
    75,000     Smith & Wesson Holding Corporation * ...........         457,500
    10,000     Thor Industries, Inc. ..........................         380,100
                                                                   ------------
                                                                      3,176,250
                                                                   ------------
               CONSUMER -- NONDURABLES -- 5.9%
    10,000     Acme United Corporation ........................         143,500
     4,000     Fortune Brands, Inc. ...........................         289,440
   150,000     Hartmarx Corporation * .........................         511,500
    15,000     K-Swiss, Inc. - Class A ........................         271,500
    50,000     Lifetime Brands, Inc. ..........................         649,000
     5,000     Sherwin-Williams Company (The) .................         290,200
    40,000     Weyco Group, Inc. ..............................       1,100,000
                                                                   ------------
                                                                      3,255,140
                                                                   ------------
               CONSUMER -- RETAIL -- 2.9%
   100,000     Chico's FAS, Inc. * ............................         903,000
    75,000     Sally Beauty Holdings, Inc. * ..................         678,750
                                                                   ------------
                                                                      1,581,750
                                                                   ------------
               EDUCATION -- 0.7%
    15,000     Nobel Learning Communities, Inc. * .............         215,100
     1,000     Strayer Education, Inc. ........................         170,580
                                                                   ------------
                                                                        385,680
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 94.6% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               ENERGY & MINING -- 4.3%
    10,000     EnCana Corporation .............................    $    679,600
    85,000     ION Geophysical Corporation * ..................       1,341,300
    26,400     TXCO Resources, Inc. * .........................         318,384
                                                                   ------------
                                                                      2,339,284
                                                                   ------------
               FINANCE -- BANKS & THRIFTS -- 13.2%
       237     AmTrust Financial Corporation ..................       1,659,000
     7,000     Boston Private Financial Holdings, Inc. ........         189,560
    26,800     Century Bancorp, Inc. - Class A ................         540,556
   165,000     Citizens Republic Bancorp, Inc. ................       2,394,150
    10,000     Clarkston Financial Corporation * ..............          80,000
    20,081     FNBH Bancorp, Inc. .............................         271,094
    25,000     Hudson City Bancorp, Inc. ......................         375,500
    40,000     NewAlliance Bancshares, Inc. ...................         460,800
    28,567     Oxford Bank Corporation ........................         747,027
    10,000     People's United Financial, Inc. ................         178,000
     5,000     PrivateBancorp, Inc. ...........................         163,250
    20,000     Westfield Financial, Inc. ......................         194,000
                                                                   ------------
                                                                      7,252,937
                                                                   ------------
               FINANCE -- INSURANCE -- 12.7%
     5,000     Arthur J. Gallagher & Co. ......................         120,950
        15     Berkshire Hathaway, Inc. - Class A * ...........       2,124,000
    36,500     Fremont Michigan InsuraCorp, Inc. - Class A * ..         700,800
       500     Markel Corporation * ...........................         245,550
   200,000     Meadowbrook Insurance Group, Inc. * ............       1,882,000
   182,700     Unico American Corporation * ...................       1,872,675
                                                                   ------------
                                                                      6,945,975
                                                                   ------------
               FINANCE -- SERVICES -- 1.2%
    10,000     AmeriCredit Corporation * ......................         127,900
    20,000     Countrywide Financial Corporation ..............         178,800
    10,000     First Horizon National Corporation .............         181,500
     5,000     Moody's Corporation ............................         178,500
                                                                   ------------
                                                                        666,700
                                                                   ------------
               HEALTHCARE -- 10.6%
    20,000     Computer Programs & Systems, Inc. ..............         454,800
   190,949     Continucare Corporation * ......................         515,562
    35,000     Kinetic Concepts, Inc. * .......................       1,874,600
    15,000     MedQuist, Inc. * ...............................         161,850
    50,000     National Dentex Corporation * ..................         806,000
    26,000     Psychemedics Corporation .......................         417,300
    20,000     Waters Corporation * ...........................       1,581,400
                                                                   ------------
                                                                      5,811,512
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 94.6% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & SERVICES -- 15.5%
    15,000     Applied Industrial Technologies, Inc. ..........    $    435,300
    10,000     Dover Corporation ..............................         460,900
    60,000     Gentex Corporation .............................       1,066,200
    30,000     Graco, Inc. ....................................       1,117,800
    10,000     Lincoln Electric Holdings, Inc. ................         711,800
     1,500     PACCAR, Inc. ...................................          81,720
    20,000     Raven Industries, Inc. .........................         767,800
    22,000     Rofin-Sinar Technologies, Inc. * ...............       1,058,420
    75,000     RPM International, Inc. ........................       1,522,500
    18,000     Strattec Security Corporation ..................         745,740
    20,000     Sun Hydraulics Corporation .....................         504,600
                                                                   ------------
                                                                      8,472,780
                                                                   ------------
               REAL ESTATE -- 1.8%
    16,499     I. Gordon Corporation * ........................         329,980
    20,000     PICO Holdings, Inc. * ..........................         672,400
                                                                   ------------
                                                                      1,002,380
                                                                   ------------
               TECHNOLOGY -- 12.2%
    40,000     ADTRAN, Inc. ...................................         855,200
    35,000     Check Point Software Technologies Ltd. * .......         768,600
    32,100     Cognex Corporation .............................         646,815
    17,500     MTS Systems Corporation ........................         746,725
   170,068     Sparton Corporation * ..........................         840,136
    10,000     SPSS, Inc. * ...................................         359,100
    25,000     Stamps.com, Inc. * .............................         304,500
     4,000     Stratasys, Inc. * ..............................         103,360
    60,000     Zebra Technologies Corporation - Class A * .....       2,082,000
                                                                   ------------
                                                                      6,706,436
                                                                   ------------
               TRANSPORTATION -- 1.4%
    40,000     American Railcar Industries, Inc. ..............         770,000
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $48,241,945) .........    $ 51,869,586
                                                                   ------------

================================================================================
    SHARES     OPEN-END FUNDS -- 0.0%                              MARKET VALUE
--------------------------------------------------------------------------------
        57     Sequoia Fund (Cost $7,502) .....................    $      7,915
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     EXCHANGE-TRADED FUNDS -- 1.1%                       MARKET VALUE
--------------------------------------------------------------------------------
     5,000     iShares S&P 100 Index Fund .....................    $    342,750
     2,500     Rydex Russell Top 50 ETF .......................         276,825
                                                                   ------------

               TOTAL EXCHANGE-TRADED FUNDS (Cost $540,349) ....    $    619,575
                                                                   ------------

================================================================================
    SHARES     CASH EQUIVALENTS -- 2.8%                            MARKET VALUE
--------------------------------------------------------------------------------
 1,532,065     Federated Treasury Obligations Fund -
               Institutional Shares (Cost $1,532,065) .........    $  1,532,065
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 98.5%
               (Cost $50,321,861) .............................    $ 54,029,141

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5% ..         833,935
                                                                   ------------

               NET ASSETS -- 100.0% ...........................    $ 54,863,076
                                                                   ============

*     Non-income producing security.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================
ASSETS
Investments, at market value (cost of $50,321,861) (Note 1) ...    $ 54,029,141
Cash ..........................................................           1,700
Receivable for capital shares sold ............................           3,653
Receivable for investment securities sold .....................       1,289,703
Dividends and interest receivable .............................          49,442
Other assets ..................................................          16,166
                                                                   ------------
   TOTAL ASSETS ...............................................      55,389,805
                                                                   ------------
LIABILITIES
Payable for capital shares redeemed ...........................         343,549
Payable to Adviser (Note 2) ...................................         151,482
Payable to administrator (Note 2) .............................           7,100
Other accrued expenses and liabilities ........................          24,598
                                                                   ------------
   TOTAL LIABILITIES ..........................................         526,729
                                                                   ------------

NET ASSETS ....................................................    $ 54,863,076
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $ 51,238,425
Distributions in excess of net realized gains
   from security transactions .................................         (82,629)
Net unrealized appreciation on investments ....................       3,707,280
                                                                   ------------
NET ASSETS ....................................................    $ 54,863,076
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .................       2,477,177
                                                                   ============

Net asset value, offering price and redemption price per share     $      22.15
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
================================================================================
INVESTMENT INCOME
   Dividends ..................................................    $    834,432
   Interest ...................................................          50,676
                                                                   ------------
      TOTAL INCOME ............................................         885,108
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 2) ..........................         662,982
   Administration, accounting and transfer agent fees (Note 2)           99,446
   Legal and audit fees .......................................          29,855
   Trustees' fees and expenses ................................          26,068
   Registration fees ..........................................          17,923
   Custodian fees .............................................          13,354
   Postage and supplies .......................................           9,503
   Reports to shareholders ....................................           8,877
   Insurance expense ..........................................           6,021
   Compliance service fees (Note 2) ...........................           2,569
   Other expenses .............................................          11,675
                                                                   ------------
      TOTAL EXPENSES ..........................................         888,273
                                                                   ------------

NET INVESTMENT LOSS ...........................................          (3,165)
                                                                   ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ..............       1,295,456
   Net change in unrealized appreciation/
      (depreciation) on investments ...........................      (8,248,217)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............      (6,952,761)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ....................    $ (6,955,926)
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                          YEAR ENDED       YEAR ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2007             2006
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...............................................    $     (3,165)    $   (247,253)
   Net realized gains from security transactions .....................       1,295,456        9,136,372
   Net realized gains from in-kind redemptions (Note 1) ..............              --        1,315,022
   Net change in unrealized appreciation/(depreciation) on investments      (8,248,217)      (1,132,513)
                                                                          ------------     ------------
Net increase/(decrease) in net assets from operations ................      (6,955,926)       9,071,628
                                                                          ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ............................      (1,333,716)      (8,564,394)
                                                                          ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................       2,731,231        3,542,040
   Reinvestment of distributions to shareholders .....................       1,132,551        7,110,164
   Payments for shares redeemed ......................................      (9,119,440)     (12,236,951)
                                                                          ------------     ------------
Net decrease in net assets from capital share transactions ...........      (5,255,658)      (1,584,747)
                                                                          ------------     ------------

TOTAL DECREASE IN NET ASSETS .........................................     (13,545,300)      (1,077,513)

NET ASSETS
   Beginning of year .................................................      68,408,376       69,485,889
                                                                          ------------     ------------
   End of year .......................................................    $ 54,863,076     $ 68,408,376
                                                                          ============     ============

ACCUMULATED NET INVESTMENT INCOME ....................................    $         --     $         --
                                                                          ============     ============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................         108,174          131,398
   Shares issued in reinvestment of distributions to shareholders ....          50,787          277,308
   Shares redeemed ...................................................        (362,557)        (458,868)
                                                                          ------------     ------------
   Net decrease in shares outstanding ................................        (203,596)         (50,162)
   Shares outstanding, beginning of year .............................       2,680,773        2,730,935
                                                                          ------------     ------------
   Shares outstanding, end of year ...................................       2,477,177        2,680,773
                                                                          ============     ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=======================================================================================================================
                                                    YEAR           YEAR           YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED
                                                  DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                    2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year.. ......    $    25.52     $    25.44     $    27.04     $    25.84     $    20.20
                                                 ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
   Net investment loss ......................         (0.00)(a)      (0.09)         (0.17)         (0.21)         (0.16)
   Net realized and unrealized gains/(losses)
      on investments ........................         (2.82)          3.74           1.23           6.02           8.10
                                                 ----------     ----------     ----------     ----------     ----------
Total from investment operations ............         (2.82)          3.65           1.06           5.81           7.94
                                                 ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net realized gains on investments ....         (0.55)         (3.57)         (2.66)         (4.61)         (2.30)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..............    $    22.15     $    25.52     $    25.44     $    27.04     $    25.84
                                                 ==========     ==========     ==========     ==========     ==========

Total return (b) ............................        (11.1)%         14.3%           3.8%          22.6%          39.3%
                                                 ==========     ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of year (000's) ...........    $   54,863     $   68,408     $   69,486     $   76,510     $   59,592
                                                 ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets .....         1.34%          1.38%          1.61%          1.82%          1.89%

Ratio of net investment loss to
  average net assets ........................        (0.00)%        (0.35)%        (0.65)%        (0.84)%        (0.73)%

Portfolio turnover rate .....................           78%            82%            78%            83%            74%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007
================================================================================
1.    SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the "Fund") is a diversified series of Schwartz Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

The following is a summary of significant  accounting  policies  followed by the
Fund:

      (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

      The tax character of distributable earnings at December 31, 2007 was as follows:

            Unrealized appreciation                       $  3,624,614
            Undistributed long-term gains                           37
                                                          ------------
            Total distributable earnings                  $  3,624,651
                                                          ============

      For  federal  income  tax  purposes,  the  cost of  portfolio  investments amounted to $50,404,527 at December 31, 2007. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

            Gross unrealized appreciation                 $  8,464,676
            Gross unrealized depreciation                   (4,840,062)
                                                          ------------
            Net unrealized appreciation                   $  3,624,614
                                                          ============

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund incorporated FIN 48 in its Semi-Annual report on June 30, 2007. Based on management's analysis, the adoption of FIN 48 did not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2004 through December 31, 2006. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ended December 31, 2008.

      For the year ended December 31, 2007, the Fund reclassified $3,165 of net investment loss against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
      (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                      Long-Term
                                       Ordinary        Capital         Total
            Year Ended                  Income          Gains      Distributions
            --------------------------------------------------------------------
            December 31, 2007       $         --    $  1,333,716   $  1,333,716
            December 31, 2006       $  1,354,903    $  7,209,491   $  8,564,394

      (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

      (f) ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (g) COMMON EXPENSES -- Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2.    INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Fund's principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The Chief Compliance Officer of the Fund (the "CCO") is an employee of the Adviser. The Trust pays the Adviser $23,500 annually for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of 0.15% of its average daily net assets, subject to a minimum monthly fee of $4,000.

Pursuant to a Distribution Agreement between the Fund and the Distributor, the Distributor serves as the Fund's exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

3.    INVESTMENT TRANSACTIONS

During the year ended December 31, 2007, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $49,490,065 and $58,243,481, respectively.

4.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

SCHWARTZ VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Board of Trustees
Schwartz Value Fund:

We have audited the accompanying statement of assets and liabilities of Schwartz Value Fund (the "Fund"), including the schedule of t 0 0 investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schwartz Value Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 15, 2008

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                       Position Held       Length of
Trustee/Officer                    Address                     Age     with the Trust      Time Served
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
*  Gregory J. Schwartz             3707 W. Maple Road,         66      Chairman of the     Since 1992
                                   Bloomfield Hills, MI                Board/Trustee

*  George P. Schwartz, CFA         3707 W. Maple Road,         63      President/Trustee   Since 1992
                                   Bloomfield Hills, MI
INDEPENDENT TRUSTEES:

   John E. Barnds                  640 Lakeside Road,          75      Trustee             Since 2005
                                   Birmingham, MI

   Peter F. Barry                  3707 W. Maple Road,         80      Trustee             Since 2004
                                   Bloomfield Hills, MI

   Donald J. Dawson, Jr.           333 W. Seventh Street,      60      Trustee             Since 1993
                                   Royal Oak, MI

   Joseph M. Grace                 4978 Malibu Drive,          71      Trustee             Since 2007
                                   Bloomfield Hills, MI

EXECUTIVE OFFICERS:

*  Richard L. Platte, Jr., CFA     3707 W. Maple Road,         56      Vice President      Since 1993
                                   Bloomfield Hills, MI                and Secretary

*  Timothy S. Schwartz, CFA        3707 W. Maple Road,         36      Treasurer           Since 2000
                                   Bloomfield Hills, MI

*  Becky S. Renaud                 3707 W. Maple Road,         35      Chief Compliance    Since 2006
                                   Bloomfield Hills, MI                Officer

*     Gregory J. Schwartz,  George P. Schwartz,  Richard L. Platte, Jr., Timothy
      S. Schwartz and Becky S. Renaud, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees six portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================
Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit (JPMorgan Chase).

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Joseph M. Grace is retired Senior Vice President of National Bank of Detroit (JPMorgan Chase).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc.

Timothy S. Schwartz, CFA is Vice President and Treasurer of Schwartz Investment Counsel, Inc.

Becky S. Renaud is Chief Financial Officer and Chief Compliance Officer of Schwartz Investment Counsel, Inc.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (888) 726-0753.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2007. On December 28, 2007, the Fund declared and paid a long-term capital gain distribution of $0.5460 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the long-term capital gain distribution of $0.5460 per share may be subject to a maximum tax rate of 15%. Early in 2008, as required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2007 calendar year.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2007) and held until the end of the period (December 31, 2007).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's Prospectus.

--------------------------------------------------------------------------------
                                Beginning          Ending
                              Account Value     Account Value     Expenses Paid
                              July 1, 2007    December 31, 2007   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return     $1,000.00         $  841.10          $ 6.22
Based on Hypothetical 5%
   Return (before expenses)     $1,000.00         $1,018.45          $ 6.82
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.34% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SCHWARTZ VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund (the "Fund") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because the Adviser believes small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. The Fund attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. The Fund purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in the Fund's investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that the Fund can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

--------------------------------------------------------------------------------
SCHWARTZ VALUE FUND
series of Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Joseph M. Grace

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                           SCHWARTZ INVESTMENT TRUST
--------------------------------------------------------------------------------

                 AVE MARIA
                   MUTUAL
                   FUNDS
                 ---------

      AVE MARIA CATHOLIC VALUES FUND
          AVE MARIA GROWTH FUND
      AVE MARIA RISING DIVIDEND FUND
        AVE MARIA OPPORTUNITY FUND
           AVE MARIA BOND FUND

                                          ANNUAL REPORT
                                               2007

SHAREHOLDER ACCOUNTS           [GRAPHIC OMITTED]           CORPORATE OFFICES
  c/o Ultimus Fund                 AVE MARIA              3707 W. Maple Road
   Solutions, LLC                    MUTUAL                    Suite 100
   P.O. Box 46707                    FUNDS            Bloomfield Hills, MI 48301
Cincinnati, OH 45246               ---------                (248) 644-8500
   (888) 726-9331                                         Fax (248) 644-4250

Dear Shareowner of:

      Ave Maria Catholic Values Fund (AVEMX)
      Ave Maria Growth Fund (AVEGX)
      Ave Maria Rising Dividend Fund (AVEDX)
      Ave Maria Opportunity Fund (AVESX)
      Ave Maria Bond Fund (AVEFX)
      Ave Maria Money Market Account

2007 was an inflection point for the financial markets. At the beginning of the year, the economy was performing well. The Fed's primary focus was on keeping the economy from overheating and holding inflation within acceptable limits. Housing prices were stable. This benign economic picture was reflected in the stock market with low volatility and prices moving generally higher.

Wrinkles in this picture began to appear mid-year when the first inklings of trouble appeared in the form of rapidly rising defaults on sub-prime mortgages. Pools of these sub-prime mortgages had been packaged by Wall Street, and then sold to institutional investors. As the first wave broke, markets staggered but seemed to recover before sliding more precipitously late in the year, as the growing swell of defaults turned into a tsunami sweeping through the banking industry. As it became obvious that there was an oversupply of houses, prices fell and consumers retrenched. Financial services and consumer discretionary stocks came under intense selling pressure. In the bond market, there was a flight to quality, i.e. government bonds, which significantly helped the performance of the Ave Maria Bond Fund.

Within the equity markets, certain sectors dramatically outperformed others. For the first time in several years, large-cap stocks outperformed small-cap stocks, and growth stocks outperformed value stocks. This had a negative effect on performance for our value-oriented Funds but favored the Ave Maria Growth Fund, which had a very good year. (Please read individual portfolio mangers' letters for details on the performance of the individual Funds.)

In early 2008, the incredible losses reported by banks have added to the growing prospects of economic recession. Response to this crisis has been rapid. The Fed has taken an aggressive course to reduce short-term interest rates and ensure liquidity in the financial system and provide stimulus to the general economy. The federal government is also implementing tax cuts and rebates (fiscal stimulus) to prod economic activity. The effects of these positive steps should not be underestimated. These measures will work with a lag, but they will work. High levels of liquidity worldwide have also been available to recapitalize banks' balance sheets as necessary. There are reasons for optimism.

It is important to remember that the stock market is a leading economic indicator and anticipates future events. By the time you read about it in the newspaper, it's already in the price. By the time economic recovery is obvious, stock prices will have already advanced significantly. That's why experienced investors have always recognized that stocks are most attractively priced for purchase when the business news is terrible and investors are panicky. With the recent market turmoil, many individual stocks have experienced their own bear markets. Accordingly, stocks of financially sound, well-run companies are selling at bargain prices. Indeed, the degree of pessimism currently evident among both retail and institutional investors leads us to believe that a major stock market bottom is near or recently passed. And in that context, our Fund managers have adjusted their portfolios to reflect changing economic conditions.

More than 20,000 people have invested in the Ave Maria Family of Funds. Many investors have said they were attracted by our MORALLY RESPONSIBLE INVESTING approach. Besides searching for the best investment opportunities, our portfolio managers screen out companies based on moral guidelines established by our Catholic Advisory Board. These screens eliminate from consideration companies which support abortion, pornography, and companies which offer their employees non-marital partner benefits.

Your participation in the Ave Maria Mutual Funds is appreciated and your comments are welcome.

                                   Sincerely,

                             /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                    President

February 15, 2008

P.S. Shareholders now have the ability to access their account balances and view transaction history online at www.avemariafunds.com. You may call shareholder services toll-free at 1-888-726-9331 for help in accessing your account information.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, ARE AVAILABLE AT THE AVE MARIA FUNDS WEBSITE WWW.AVEMARIAFUNDS.COM OR BY CALLING 1-888-726-9331.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectus contains this and other important information. To obtain a copy of the Funds' prospectus please visit our website or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Funds are distributed by Ultimus Fund Distributors, LLC.

The Letters to Shareholders seek to describe some of the adviser's current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. Keep in mind that the information and opinions cover the period through the date of this report.

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================
Ave Maria Catholic Values Fund:
       Portfolio Manager Commentary.....................................      1
       Performance......................................................      3
       Annual Total Rates of Return Comparison with Major Indices.......      4
       Ten Largest Equity Holdings......................................      5
       Asset Allocation.................................................      5
       Schedule of Investments..........................................      6

Ave Maria Growth Fund:
       Portfolio Manager Commentary.....................................      9
       Performance......................................................     10
       Annual Total Rates of Return Comparison with Major Indices.......     11
       Ten Largest Equity Holdings......................................     12
       Asset Allocation.................................................     12
       Schedule of Investments..........................................     13

Ave Maria Rising Dividend Fund:
       Portfolio Manager Commentary.....................................     15
       Performance......................................................     17
       Ten Largest Equity Holdings......................................     18
       Asset Allocation.................................................     18
       Schedule of Investments..........................................     19

Ave Maria Opportunity Fund:
       Portfolio Manager Commentary.....................................     22
       Performance......................................................     24
       Ten Largest Equity Holdings......................................     25
       Asset Allocation.................................................     25
       Schedule of Investments..........................................     26

Ave Maria Bond Fund:
       Portfolio Manager Commentary.....................................     29
       Performance......................................................     30
       Annual Total Rates of Return Comparison with Major Indices.......     31
       Ten Largest Holdings.............................................     32
       Asset Allocation.................................................     32
       Schedule of Investments..........................................     33

Statements of Assets and Liabilities....................................     36

Statements of Operations................................................     37

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS (CONTINUED)
================================================================================
Statements of Changes in Net Assets:
   Ave Maria Catholic Values Fund.......................................     38
   Ave Maria Growth Fund................................................     39
   Ave Maria Rising Dividend Fund.......................................     40
   Ave Maria Opportunity Fund...........................................     41
   Ave Maria Bond Fund..................................................     42

Financial Highlights:
   Ave Maria Catholic Values Fund.......................................     43
   Ave Maria Growth Fund................................................     44
   Ave Maria Rising Dividend Fund.......................................     45
   Ave Maria Opportunity Fund...........................................     46
   Ave Maria Bond Fund - Class I........................................     47
   Ave Maria Bond Fund - Class R........................................     48

Notes to Financial Statements...........................................     49

Report of Independent Registered Public Accounting Firm.................     57

Board of Trustees and Executive Officers................................     58

Catholic Advisory Board.................................................     60

Federal Tax Information.................................................     61

About Your Funds' Expenses..............................................     62

Other Information.......................................................     65


THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE AVE MARIA MUTUAL FUNDS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. THE AVE MARIA MUTUAL FUNDS ARE DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund's return for 2007 was -4.0% compared to 5.5% for the S&P 500 Index and 8.0% for the S&P 400 MidCap Index. Since inception on May 1, 2001, the Fund's return versus its benchmarks is:

                                        Since 5-01-01 Inception through 12-31-07
                                                      Total Returns
                                          -------------------------------------
                                              Cumulative          Annualized
                                              ----------          ----------
      Ave Maria Catholic Values Fund (AVEMX)     79.2%               9.1%
      S&P 500 Index                              30.4%               4.1%
      S&P 400 MidCap Index                       80.2%               9.2%

In most years, the Fund's value investment style has generated double-digit returns. 2007 was not one of those years. However, we remained committed to our investment philosophy of buying attractively priced, out of favor stocks of companies with a sustainable competitive advantage, strong management, profitable history and above-average long-term growth potential. In 2007, the market sold down many of these stocks to extraordinarily low prices, indeed lower than the prices at which we judged them to offer great long-term value. Fears that the housing and sub-prime mortgage problems will drive the economy into recession focused investors on near-term deteriorating results, especially in the consumer and financial sectors. This selling was especially magnified in the stocks of smaller companies, as reflected in the Russell 2000 Value Index of small capitalization stocks which produced a -9.8% return in 2007.

Stocks with the most negative impact on the Fund's performance were Pulte Homes, Inc. and The Ryland Group, Inc. (homebuilders), Legg Mason, Inc. and Citizens Republic Bancorp, Inc. (financials), and consumer discretionary issues including Chico's FAS, Inc. (retail), and Brunswick Corporation (leisure products). We believe these and the other stocks in the Fund representing these economic sectors offer outstanding appreciation potential once investors are willing to look beyond this valley of economic weakness toward the inevitable recovery.

Not all of the news was bad last year, as the Fund held a number of stellar performers such as Neogen Corporation, Kinetic Concepts, Inc. and Waters Corporation (all in healthcare), Apollo Group, Inc. (education), and
Southwestern Energy Company, all of which made a significant positive contribution to the Fund's results. As always, none of the Fund's investments violated any of the Fund's moral screens regarding abortion, pornography or the offering of non-marital partner employee benefits.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================
Late in the year, we significantly restructured the portfolio by selling issues which had questionable recovery potential. We reduced exposure to the home furnishing industry through the sale of Leggett & Platt, Inc. and American Woodmark Corporation. Student Loan Corporation and TCF Financial Corporation had loan portfolio quality concerns. Mylan Laboratories, Inc. and Teleflex, Inc. made major acquisitions, which increased their debt loads and reduced their attractiveness. Mine Safety Appliances and Transocean, Inc. appeared fully valued and Alltel Corp. and Manor Care, Inc. were acquired by private investor groups.

Proceeds from these sales were invested into new positions. Belden Inc., Foster Wheeler, Ltd., Lincoln Electric Holdings, Inc. and Trinity Industries, Inc. were purchased for their attractive global energy and transportation infrastructure businesses. Other new holdings include RPM International Inc. (additives), La-Z-Boy, Inc. (furniture) and Rofin-Sinar Technologies, Inc. (scientific testing equipment). We also added some larger companies including Western Union Company and Burlington Northern Santa Fe Corporation.

Thank you for your commitment and support.

Sincerely,

/s/ George P. Schwartz                  /s/ Gregory R. Heilman

George P. Schwartz, CFA                 Gregory R. Heilman, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
PERFORMANCE (UNAUDITED)
================================================================================
            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
            IN THE AVE MARIA CATHOLIC VALUES FUND, THE S&P 500 INDEX,
                         AND THE S&P 400 MID CAP INDEX

                              [LINE GRAPH OMITTED]

                                                       AVE MARIA CATHOLIC
      S&P 500 INDEX         S&P 400 MID CAP INDEX          VALUES FUND
  ---------------------     ---------------------     ---------------------
    DATE         VALUE        DATE         VALUE        DATE         VALUE
    ----         -----        ----         -----        ----         -----
  05/01/01     $ 10,000     05/01/01     $ 10,000     05/01/01     $ 10,000
  06/30/01        9,690     06/30/01       10,110     06/30/01       10,370
  09/30/01        8,268     09/30/01        8,435     09/30/01        9,360
  12/31/01        9,151     12/31/01        9,952     12/31/01       10,529
  03/31/02        9,177     03/31/02       10,622     03/31/02       11,201
  06/30/02        7,947     06/30/02        9,633     06/30/02       10,970
  09/30/02        6,574     09/30/02        8,039     09/30/02        9,236
  12/31/02        7,128     12/31/02        8,508     12/31/02        9,496
  03/31/03        6,904     03/31/03        8,131     03/31/03        8,904
  06/30/03        7,967     06/30/03        9,564     06/30/03       10,649
  09/30/03        8,177     09/30/03       10,194     09/30/03       11,552
  12/31/03        9,173     12/31/03       11,538     12/31/03       12,872
  03/31/04        9,328     03/31/04       12,123     03/31/04       13,982
  06/30/04        9,489     06/30/04       12,240     06/30/04       14,184
  09/30/04        9,311     09/30/04       11,984     09/30/04       14,235
  12/31/04       10,171     12/31/04       13,441     12/31/04       15,459
  03/31/05        9,952     03/31/05       13,387     03/31/05       15,459
  06/30/05       10,088     06/30/05       13,958     06/30/05       15,660
  09/30/05       10,452     09/30/05       14,639     09/30/05       15,956
  12/31/05       10,670     12/31/05       15,129     12/31/05       16,354
  03/31/06       11,119     03/31/06       16,284     03/31/06       17,950
  06/30/06       10,959     06/30/06       15,771     06/30/06       17,244
  09/30/06       11,580     09/30/06       15,600     09/30/06       17,244
  12/31/06       12,355     12/31/06       16,690     12/31/06       18,674
  03/31/07       12,434     03/31/07       17,658     03/31/07       19,319
  06/30/07       13,215     06/30/07       18,689     06/30/07       20,429
  09/30/07       13,483     09/30/07       18,527     09/30/07       19,399
  12/31/07       13,036     12/31/07       18,022     12/31/07       17,922

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                -------------------------------------------------
                         Ave Maria Catholic Values Fund
                        Average Annual Total Returns (a)
                      (for periods ended December 31, 2007)

                                                       Since
                1 Year            5 Years           Inception(b)
                ------            -------           ------------
                -4.03%             13.54%              9.14%
                -------------------------------------------------

(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2007.

AVE MARIA CATHOLIC VALUES FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================

               AVE MARIA CATHOLIC   S&P 500        S&P 400     S&P 600 SMALL      NASDAQ       VALUE LINE
                   VALUES FUND       INDEX      MID CAP INDEX    CAP INDEX     COMPOSITE (b)  COMPOSITE(b)
----------------------------------------------------------------------------------------------------------
2001 (a)               5.3%          -8.5%          -0.5%           5.0%         -10.1%          -7.3%
2002                  -9.8%         -22.1%         -14.5%         -14.6%         -31.5%         -28.6%
2003                  35.6%          28.7%          35.6%          38.8%          50.0%          37.4%
2004                  20.1%          10.9%          16.5%          22.7%           8.6%          11.5%
2005                   5.8%           4.9%          12.6%           7.7%           1.4%           2.0%
2006                  14.2%          15.8%          10.3%          15.1%           9.5%          11.0%
2007                  -4.0%           5.5%           8.0%          -0.3%           9.8%          -3.8%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2007 (UNAUDITED)
================================================================================

               AVE MARIA CATHOLIC   S&P 500        S&P 400     S&P 600 SMALL      NASDAQ       VALUE LINE
                   VALUES FUND       INDEX      MID CAP INDEX    CAP INDEX     COMPOSITE (b)  COMPOSITE (b)
----------------------------------------------------------------------------------------------------------
3 Years                5.1%           8.6%          10.3%           7.3%           6.8%           2.9%
5 Years               13.5%          12.8%          16.2%          16.0%          14.7%          10.8%
Since Inception        9.1%           4.1%           9.2%          10.0%           3.1%           1.5%

(a) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2001.

(b)   Excluding dividends.

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                        % OF
    SHARES    COMPANY                                   MARKET VALUE  NET ASSETS
--------------------------------------------------------------------------------
   550,000    Gentex Corporation .....................    $9,773,500      4.0%
   275,000    Zebra Technologies Corporation - Class A     9,542,500      3.9%
   175,000    Kinetic Concepts, Inc. .................     9,373,000      3.8%
   100,000    Waters Corporation .....................     7,907,000      3.2%
   475,000    ION Geophysical Corporation ............     7,495,500      3.0%
   500,000    Citizens Republic Bancorp, Inc. ........     7,255,000      2.9%
    80,000    General Dynamics Corporation ...........     7,119,200      2.9%
   700,000    Meadowbrook Insurance Group, Inc. ......     6,587,000      2.7%
   170,000    Graco, Inc. ............................     6,334,200      2.6%
    75,000    United Technologies Corporation ........     5,740,500      2.3%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                         % OF
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Aerospace & Defense ................................................       4.6%
Building Materials & Construction ..................................       3.8%
Business Services ..................................................       2.1%
Consumer - Durables ................................................       5.9%
Consumer - Nondurables .............................................       5.0%
Consumer - Retail ..................................................       5.9%
Education ..........................................................       1.3%
Energy & Mining ....................................................      10.3%
Finance ............................................................      17.0%
Healthcare .........................................................       9.4%
Industrial Products & Services .....................................      22.4%
Real Estate ........................................................       0.7%
Technology .........................................................       6.3%
Transportation .....................................................       1.5%

Cash Equivalents, Other Assets and Liabilities .....................       3.8%
                                                                         ------
                                                                         100.0%
                                                                         ======

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS.
DECEMBER 31, 2007
================================================================================
    SHARES     COMMON STOCKS -- 96.2%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 4.6%
    75,000     American Science and Engineering, Inc. .........    $  4,256,250
    80,000     General Dynamics Corporation ...................       7,119,200
                                                                   ------------
                                                                     11,375,450
                                                                   ------------
               BUILDING MATERIALS & CONSTRUCTION -- 3.8%
   175,000     Champion Enterprises, Inc. * ...................       1,648,500
   300,000     Pulte Homes, Inc. ..............................       3,162,000
   100,000     Ryland Group, Inc. (The) .......................       2,755,000
    65,000     Simpson Manufacturing Company, Inc. ............       1,728,350
                                                                   ------------
                                                                      9,293,850
                                                                   ------------
               BUSINESS SERVICES -- 2.1%
    25,000     Diebold, Incorporated ..........................         724,500
   165,000     Neogen Corporation * ...........................       4,380,750
                                                                   ------------
                                                                      5,105,250
                                                                   ------------
               CONSUMER - DURABLES -- 5.9%
   125,000     Brunswick Corporation ..........................       2,131,250
   278,483     Craftmade International, Inc. ..................       2,297,485
    65,000     Harley-Davidson, Inc. ..........................       3,036,150
   300,000     La-Z-Boy Incorporated ..........................       2,379,000
   125,000     Thor Industries, Inc. ..........................       4,751,250
                                                                   ------------
                                                                     14,595,135
                                                                   ------------
               CONSUMER - NONDURABLES -- 5.0%
   265,000     Lifetime Brands, Inc. ..........................       3,439,700
    50,000     RC2 Corporation * ..............................       1,403,500
    75,000     Sherwin-Williams Company (The) .................       4,353,000
    45,000     VF Corporation .................................       3,089,700
                                                                   ------------
                                                                     12,285,900
                                                                   ------------
               CONSUMER - RETAIL -- 5.9%
   120,000     Bed Bath & Beyond Inc. * .......................       3,526,800
   485,000     Chico's FAS, Inc. * ............................       4,379,550
   110,000     Dollar Tree Stores, Inc. * .....................       2,851,200
   150,000     Ross Stores, Inc. ..............................       3,835,500
                                                                   ------------
                                                                     14,593,050
                                                                   ------------
               EDUCATION -- 1.3%
    45,000     Apollo Group, Inc. - Class A * .................       3,156,750
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 96.2% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               ENERGY & MINING -- 10.3%
    10,000     ConocoPhillips .................................    $    883,000
    20,000     Exxon Mobil Corporation ........................       1,873,800
   150,000     Halliburton Company ............................       5,686,500
   475,000     ION Geophysical Corporation * ..................       7,495,500
    90,000     Patterson-UTI Energy, Inc. .....................       1,756,800
    75,000     Southwestern Energy Company * ..................       4,179,000
   250,000     TXCO Resources, Inc. * .........................       3,015,000
    12,500     XTO Energy Inc. ................................         642,000
                                                                   ------------
                                                                     25,531,600
                                                                   ------------
               FINANCE - BANKS & THRIFTS -- 3.8%
    15,000     BB&T Corporation ...............................         460,050
   500,000     Citizens Republic Bancorp, Inc. ................       7,255,000
    75,000     Synovus Financial Corporation ..................       1,806,000
                                                                   ------------
                                                                      9,521,050
                                                                   ------------
               FINANCE - INSURANCE -- 8.6%
   210,000     American Safety Insurance Holdings, Ltd. * .....       4,126,500
    40,000     Everest Re Group, Ltd. .........................       4,016,000
    80,000     Hanover Insurance Group, Inc. (The) ............       3,664,000
   700,000     Meadowbrook Insurance Group, Inc. * ............       6,587,000
   282,945     Unico American Corporation * ...................       2,900,186
                                                                   ------------
                                                                     21,293,686
                                                                   ------------
               FINANCE - SERVICES -- 4.6%
   120,000     First Marblehead Corporation (The) .............       1,836,000
    65,000     Legg Mason, Inc. ...............................       4,754,750
   200,000     Western Union Company ..........................       4,856,000
                                                                   ------------
                                                                     11,446,750
                                                                   ------------
               HEALTHCARE -- 9.4%
    30,000     Beckman Coulter, Inc. ..........................       2,184,000
   175,000     Kinetic Concepts, Inc. * .......................       9,373,000
    50,000     Stryker Corporation ............................       3,736,000
   100,000     Waters Corporation * ...........................       7,907,000
                                                                   ------------
                                                                     23,200,000
                                                                   ------------
               INDUSTRIAL PRODUCTS & SERVICES -- 22.4%
    90,000     Balchem Corporation ............................       2,014,200
    90,000     Belden Inc. ....................................       4,005,000
    70,000     Caterpillar Inc. ...............................       5,079,200
    15,000     Foster Wheeler, Ltd. * .........................       2,325,300
   550,000     Gentex Corporation .............................       9,773,500
    50,000     Genuine Parts Company ..........................       2,315,000
   170,000     Graco, Inc. ....................................       6,334,200
    75,000     ITT Corporation ................................       4,953,000
   100,000     Johnson Controls, Inc. .........................       3,604,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 96.2% (CONTINUED)                 MARKET VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & SERVICES -- 22.4%
               (CONTINUED)
    35,000     Lincoln Electric Holdings, Inc. ................    $  2,491,300
    20,000     Rofin-Sinar Technologies, Inc. * ...............         962,200
    85,000     RPM International Inc. .........................       1,725,500
    20,000     Stericycle, Inc. * .............................       1,188,000
   100,000     Trinity Industries, Inc. .......................       2,776,000
    75,000     United Technologies Corporation ................       5,740,500
                                                                   ------------
                                                                     55,286,900
                                                                   ------------
               REAL ESTATE -- 0.7%
    50,000     HCP, Inc. ......................................       1,739,000
                                                                   ------------

               TECHNOLOGY -- 6.3%
   135,000     ADTRAN, Inc. ...................................       2,886,300
    15,000     CenturyTel, Inc. ...............................         621,900
   100,000     Stratasys, Inc. * ..............................       2,584,000
   275,000     Zebra Technologies Corporation - Class A * .....       9,542,500
                                                                   ------------
                                                                     15,634,700
                                                                   ------------
               TRANSPORTATION -- 1.5%
    45,000     Burlington Northern Santa Fe Corporation .......       3,745,350
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $206,654,697) ........    $237,804,421
                                                                   ------------

================================================================================
    SHARES     CASH EQUIVALENTS -- 4.6%                            MARKET VALUE
--------------------------------------------------------------------------------
11,372,352     Federated Treasury Obligations Fund -
               Institutional Shares (Cost $11,372,352) ........    $ 11,372,352
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 100.8%
               (Cost $218,027,049) ............................    $249,176,773

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)       (1,981,327)
                                                                   ------------

               NET ASSETS -- 100.0% ...........................    $247,195,446
                                                                   ============

*     Non-income producing security.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

For the year ended December 31, 2007, the Ave Maria Growth Fund had a total return of 11.6% compared with 5.5% for the S&P 500 Index. For the three years ended December 31, 2007, the Fund's total return was 9.0% annualized compared with 8.6% annualized for the S&P 500 Index. Since inception (May 1, 2003), the Fund's total return was 15.3%, annualized compared with 12.7% annualized for the S&P 500. During each period, stock selection within the context of our disciplined approach to portfolio management can be credited for the outperformance.

The top five performing issues in the Ave Maria Growth Fund for 2007 were:

   Occidental Petroleum Corporation (Integrated Oil & Gas)                +60.1%
   Waters Corporation (Life Sciences Tools & Services)                    +58.7%
   AMETEK, Inc. (Electronic Instruments & Electromechanical Devices)      +48.5%
   Frontier Oil Corporation (Oil Refining & Marketing)                    +44.3%
   Mettler-Toledo International Inc. (Electronic Instruments & Equipment) +44.3%

The bottom five performing issues were:

   Coach, Inc. (Apparel, Accessories & Luxury Goods)                      -44.3%
   Harley-Davidson, Inc. (Motorcycle Manufacturer)                        -32.3%
   Franklin Electric Company, Inc. (Submersible Pumps & Equipment)        -25.1%
   Bed Bath & Beyond Inc. (Home Furnishing Retail)                        -24.3%
   Brown & Brown, Inc. (Insurance Broker)                                 -16.9%

The Fund is diversified among eight out of eleven S&P 500 economic sectors:

   Consumer Staples            6.6%
   Consumer Cyclicals         11.5%
   Financial                   7.6%
   Transportation              4.2%
   Energy                     12.2%
   Capital Goods              34.7%
   Technology                  7.3%
   Health Care                15.9%

Respectfully,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
PERFORMANCE (UNAUDITED)
================================================================================
            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE AVE MARIA GROWTH FUND AND THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

               S&P 500 INDEX                 AVE MARIA GROWTH FUND
               -------------                 ---------------------
            DATE           VALUE               DATE         VALUE
            ----           -----               ----         -----
          05/01/03       $ 10,000            05/01/03     $ 10,000
          06/30/03         10,667            06/30/03       10,660
          09/30/03         10,952            09/30/03       10,980
          12/31/03         12,286            12/31/03       12,340
          03/31/04         12,494            03/31/04       12,860
          06/30/04         12,708            06/30/04       13,240
          09/30/04         12,470            09/30/04       13,570
          12/31/04         13,623            12/31/04       14,990
          03/31/05         13,330            03/31/05       14,390
          06/30/05         13,512            06/30/05       14,170
          09/30/05         13,999            09/30/05       14,540
          12/31/05         14,291            12/31/05       15,040
          03/31/06         14,893            03/31/06       16,344
          06/30/06         14,678            06/30/06       16,554
          09/30/06         15,510            09/30/06       16,494
          12/31/06         16,548            12/31/06       17,410
          03/31/07         16,654            03/31/07       18,138
          06/30/07         17,700            06/30/07       18,937
          09/30/07         18,059            09/30/07       19,200
          12/31/07         17,453            12/31/07       19,433

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                      -------------------------------------
                               Ave Maria Growth Fund
                         Average Annual Total Returns (a)
                      (for periods ended December 31, 2007)

                                              Since
                           1 Year          Inception(b)
                           ------          ------------
                           11.61%             15.29%
                      -------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2007.

AVE MARIA GROWTH FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================
              AVE MARIA GROWTH FUND       S&P 500 INDEX
--------------------------------------------------------------------------------
2003 (a)              23.4%                   22.8%
2004                  21.5%                   10.9%
2005                   0.3%                    4.9%
2006                  15.8%                   15.8%
2007                  11.6%                    5.5%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2007 (UNAUDITED)
================================================================================
              AVE MARIA GROWTH FUND       S&P 500 INDEX
--------------------------------------------------------------------------------
3 Years                9.0%                    8.6%
Since Inception       15.3%                   12.7%

(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                        % OF
    SHARES    COMPANY                                   MARKET VALUE  NET ASSETS
--------------------------------------------------------------------------------
    88,800    Varian Medical Systems, Inc. ...........    $4,631,808      4.0%
    47,800    C.R. Bard, Inc. ........................     4,531,440      3.9%
    56,800    Stryker Corporation ....................     4,244,096      3.6%
   129,900    SEI Investments Company ................     4,178,883      3.6%
   100,900    Frontier Oil Corporation ...............     4,094,522      3.5%
    77,625    XTO Energy, Inc. .......................     3,986,820      3.4%
    60,300    ITT Corporation ........................     3,982,212      3.4%
    44,700    Danaher Corporation ....................     3,921,978      3.4%
    46,300    Dionex Corporation .....................     3,836,418      3.3%
    53,300    Rockwell Collins, Inc. .................     3,836,001      3.3%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                         % OF
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Aerospace & Defense ................................................       8.1%
Business Services ..................................................       4.7%
Consumer - Durables ................................................       8.6%
Consumer - Nondurables .............................................       4.5%
Consumer - Retail ..................................................       2.5%
Energy & Mining ....................................................      12.0%
Finance ............................................................       7.7%
Food & Tobacco .....................................................       3.1%
Healthcare .........................................................      16.9%
Industrial Products & Services .....................................      25.2%
Technology .........................................................       6.4%

Cash Equivalents, Other Assets and Liabilities .....................       0.3%
                                                                         ------
                                                                         100.0%
                                                                         ======

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
    SHARES     COMMON STOCKS -- 99.7%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 8.1%
    26,300     Alliant Techsystems, Inc. * ....................    $  2,991,888
    29,200     General Dynamics Corporation ...................       2,598,508
    53,300     Rockwell Collins, Inc. .........................       3,836,001
                                                                   ------------
                                                                      9,426,397
                                                                   ------------
               BUSINESS SERVICES -- 4.7%
    53,000     Accenture Ltd. - Class A .......................       1,909,590
   186,000     Rollins, Inc. ..................................       3,571,200
                                                                   ------------
                                                                      5,480,790
                                                                   ------------
               CONSUMER - DURABLES -- 8.6%
    34,000     Black & Decker Corporation (The) ...............       2,368,100
    51,300     Harley-Davidson, Inc. ..........................       2,396,223
    38,200     Polaris Industries, Inc. .......................       1,824,814
    63,900     Toro Company (The) .............................       3,478,716
                                                                   ------------
                                                                     10,067,853
                                                                   ------------
               CONSUMER - NONDURABLES -- 4.5%
    50,000     Coach, Inc. * ..................................       1,529,000
    98,300     McCormick & Company, Inc. ......................       3,726,553
                                                                   ------------
                                                                      5,255,553
                                                                   ------------
               CONSUMER - RETAIL -- 2.5%
    60,100     Bed Bath & Beyond Inc. * .......................       1,766,339
    46,300     Ross Stores, Inc. ..............................       1,183,891
                                                                   ------------
                                                                      2,950,230
                                                                   ------------
               ENERGY & MINING -- 12.0%
    23,000     Exxon Mobil Corporation ........................       2,154,870
   100,900     Frontier Oil Corporation .......................       4,094,522
    48,800     Occidental Petroleum Corporation ...............       3,757,112
    77,625     XTO Energy, Inc. ...............................       3,986,820
                                                                   ------------
                                                                     13,993,324
                                                                   ------------
               FINANCE - INSURANCE -- 2.9%
   144,200     Brown & Brown, Inc. ............................       3,388,700
                                                                   ------------

               FINANCE - SERVICES -- 4.8%
    25,950     FactSet Research Systems, Inc. .................       1,445,415
   129,900     SEI Investments Company ........................       4,178,883
                                                                   ------------
                                                                      5,624,298
                                                                   ------------
               FOOD & TOBACCO -- 3.1%
    69,700     Kellogg Company ................................       3,654,371
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 99.7% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               HEALTHCARE -- 16.9%
    29,300     Beckman Coulter, Inc. ..........................    $  2,133,040
    47,800     C. R. Bard, Inc. ...............................       4,531,440
    55,500     Patterson Companies, Inc. * ....................       1,884,225
    56,800     Stryker Corporation ............................       4,244,096
    88,800     Varian Medical Systems, Inc. * .................       4,631,808
    28,600     Waters Corporation * ...........................       2,261,402
                                                                   ------------
                                                                     19,686,011
                                                                   ------------
               INDUSTRIAL PRODUCTS & SERVICES -- 25.2%
    71,400     AMETEK, Inc. ...................................       3,344,376
    61,800     CLARCOR, Inc. ..................................       2,346,546
    44,700     Danaher Corporation ............................       3,921,978
    61,400     Donaldson Company, Inc. ........................       2,847,732
    49,100     Expeditors International of Washington, Inc. ...       2,193,788
    42,300     Franklin Electric Company, Inc. ................       1,618,821
    88,400     Graco, Inc. ....................................       3,293,784
    60,300     ITT Corporation ................................       3,982,212
    81,900     Johnson Controls, Inc. .........................       2,951,676
    67,500     Landstar System, Inc. ..........................       2,845,125
                                                                   ------------
                                                                     29,346,038
                                                                    ------------
               TECHNOLOGY -- 6.4%
    46,300     Dionex Corporation * ...........................       3,836,418
    31,900     Mettler-Toledo International Inc. * ............       3,630,220
                                                                   ------------
                                                                      7,466,638
                                                                    ------------

               TOTAL COMMON STOCKS (Cost $94,529,944) .........    $116,340,203
                                                                   ------------

================================================================================
    SHARES     CASH EQUIVALENTS -- 0.5%                            MARKET VALUE
--------------------------------------------------------------------------------
   588,695     Federated Treasury Obligations Fund -
               Institutional Shares (Cost $588,695) ...........    $    588,695
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 100.2%
               (Cost $95,118,639) .............................    $116,928,898

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)         (191,624)
                                                                   ------------

               NET ASSETS -- 100.0% ...........................    $116,737,274
                                                                   ============

*     Non-income producing security.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

In 2007, the Ave Maria Rising Dividend Fund had a total return of -0.6%. This compares with -2.1% for the Standard & Poors Dividend Aristocrat Index and 5.5% for the Standard & Poors 500 Index. It was a rough year for stocks generally, and a particularly rough year for dividend-paying stocks. As the accompanying table illustrates, those stocks in the S&P 500 with the highest dividend yields at the beginning of 2007 had the lowest total returns for the year, while those with the lowest dividend yield performed the best.

                   RETURNS FOR S&P 500 COMPANIES BY QUINTILES

                                  Dividend Yield         Total Return
               Quintile           as of 12/31/06           for 2007
               --------           --------------           --------
                  1                    0.0%                 12.3%
                  2                    0.4%                  9.8%
                  3                    1.1%                  5.1%
                  4                    1.9%                  2.6%
                  5                    3.4%                 -4.8%

           Source: StockVal

Of course, our Fund doesn't buy stocks that just pay dividends. We focus on companies that pay a rising stream of dividends, and continue to believe that this investment strategy will produce favorable long-term results with below average risks.

Our best performing issues in 2007 included energy-related Exxon Mobil Corporation (+24%), and healthcare issues Stryker Corporation (+36%), Beckman Coulter, Inc. (+23%), and Becton, Dickinson and Company (+21%). Beyond that, Johnson Controls, Inc. (automotive supplier) and W.W. Grainger, Inc. (business supplies and services) were each up 27%.

Driven in large part by the fears that began with the sub-prime mortgage market, financial services stocks performed poorly during the year. The portfolio was negatively affected by Citizens Republic Bancorp, Inc. (-41%), TCF Financial Corporation (-31%), and BB&T Corporation (-26%). Reflecting fear of the slowing economy, consumer discretionary stocks such as Cato Corporation also did poorly, down (-28%).

Even though the Fund had a disappointing year in 2007, most of the portfolio companies continued to raise their dividends. Over 95% of them raised their dividends during the year by an average of 15%.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================
The companies in the Ave Maria Rising Dividend Fund have been selected because of their proven ability to raise their dividends even during turbulent periods. We expect them to continue to do so. For those investors whose time horizon is long-term, we believe the future is bright for this Fund. In our opinion, the current period of investor anxiety has produced opportunities to acquire shares of excellent companies at bargain prices.

We appreciate your participation in the Fund.

/s/ George P. Schwartz                  /s/ Richard L. Platte, Jr.

George P. Schwartz, CFA                 Richard L. Platte, Jr., CFA
Co-Portfolio Manager                    Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND
PERFORMANCE (UNAUDITED)
================================================================================
            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
            IN THE AVE MARIA RISING DIVIDEND FUND, THE S&P 500 INDEX,
                     AND THE S&P DIVIDEND ARISTOCRAT INDEX

                              [LINE GRAPH OMITTED]

                               S&P 500 DIVIDEND         AVE MARIA RISING
      S&P 500 INDEX            ARISTOCRAT INDEX           DIVIDEND FUND
  ---------------------     ---------------------     ---------------------
    DATE         VALUE        DATE         VALUE        DATE         VALUE
    ----         -----        ----         -----        ----         -----
  05/02/05     $ 10,000     05/02/05     $ 10,000     05/02/05     $ 10,000
  06/30/05       10,286     06/30/05       10,031     06/30/05       10,200
  09/30/05       10,656     09/30/05       10,136     09/30/05       10,330
  12/31/05       10,879     12/31/05       10,542     12/31/05       10,671
  03/31/06       11,336     03/31/06       11,049     03/31/06       11,386
  06/30/06       11,173     06/30/06       11,176     06/30/06       11,336
  09/30/06       11,806     09/30/06       11,754     09/30/06       11,751
  12/31/06       12,596     12/31/06       12,365     12/31/06       12,580
  03/31/07       12,677     03/31/07       12,536     03/31/07       12,990
  06/30/07       13,473     06/30/07       13,078     06/30/07       13,617
  09/30/07       13,746     09/30/07       12,830     09/30/07       13,412
  12/31/07       13,289     12/31/07       12,110     12/31/07       12,506

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                   ------------------------------------------
                         Ave Maria Rising Dividend Fund
                        Average Annual Total Returns (a)
                      (for periods ended December 31, 2007)

                                                 Since
                      1 Year                  Inception(b)
                      ------                  -----------
                      -0.59%                     8.75%
                   ------------------------------------------

(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2007.

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                        % OF
    SHARES    COMPANY                                   MARKET VALUE  NET ASSETS
--------------------------------------------------------------------------------
    35,000    Exxon Mobil Corporation ................    $3,279,150      4.0%
   150,000    RPM International Inc. .................     3,045,000      3.7%
    75,000    Halliburton Company ....................     2,843,250      3.4%
    70,000    Hormel Foods Corporation ...............     2,833,600      3.4%
    37,000    Laboratory Corporation
              of America Holdings ....................     2,794,610      3.4%
   105,000    Ross Stores, Inc. ......................     2,684,850      3.2%
    70,000    R.R. Donnelley & Sons Company ..........     2,641,800      3.2%
    35,000    Legg Mason, Inc. .......................     2,560,250      3.1%
    30,000    Burlington Northern Santa Fe Corporation     2,496,900      3.0%
    30,000    PartnerRe Ltd. .........................     2,475,900      3.0%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                         % OF
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Aerospace & Defense ................................................       2.7%
Business Services ..................................................       1.7%
Consumer - Durables ................................................       4.3%
Consumer - Nondurables .............................................       4.7%
Consumer - Retail ..................................................       4.8%
Energy & Mining ....................................................       9.2%
Finance ............................................................      18.3%
Food & Tobacco .....................................................       7.4%
Healthcare .........................................................       9.1%
Industrial Products & Services .....................................      25.4%
Printing & Publishing ..............................................       3.2%
Transportation .....................................................       5.7%

Cash Equivalents, Other Assets and Liabilities .....................       3.5%
                                                                         ------
                                                                         100.0%
                                                                         ======

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
    SHARES     COMMON STOCKS -- 96.5%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 2.7%
    25,000     General Dynamics Corporation ...................    $  2,224,750
                                                                   ------------

               BUSINESS SERVICES -- 1.7%
    50,000     Diebold, Incorporated ..........................       1,449,000
                                                                   ------------

               CONSUMER - DURABLES -- 4.3%
    50,000     Harley-Davidson, Inc. ..........................       2,335,500
    35,000     HNI Corporation ................................       1,227,100
                                                                   ------------
                                                                      3,562,600
                                                                   ------------
               CONSUMER - NONDURABLES -- 4.7%
    40,000     Scotts Miracle-Gro Company - Class A (The) .....       1,496,800
    24,000     Sherwin-Williams Company (The) .................       1,392,960
    15,000     VF Corporation .................................       1,029,900
                                                                   ------------
                                                                      3,919,660
                                                                   ------------
               CONSUMER - RETAIL -- 4.8%
    81,900     Cato Corporation - Class A (The) ...............       1,282,554
   105,000     Ross Stores, Inc. ..............................       2,684,850
                                                                   ------------
                                                                      3,967,404
                                                                   ------------
               ENERGY & MINING -- 9.2%
    35,000     Exxon Mobil Corporation ........................       3,279,150
    75,000     Halliburton Company ............................       2,843,250
    15,000     Schlumberger Limited ...........................       1,475,550
                                                                   ------------
                                                                      7,597,950
                                                                   ------------
               FINANCE - BANKS & THRIFTS -- 8.5%
    70,000     BB&T Corporation ...............................       2,146,900
   100,000     Citizens Republic Bancorp, Inc. ................       1,451,000
    80,000     Synovus Financial Corporation ..................       1,926,400
    20,000     TCF Financial Corporation ......................         358,600
    40,000     United Bankshares, Inc. ........................       1,120,800
                                                                   ------------
                                                                      7,003,700
                                                                   ------------
               FINANCE - INSURANCE -- 6.7%
    75,000     Arthur J. Gallagher & Co. ......................       1,814,250
    25,000     Mercury General Corporation ....................       1,245,250
    30,000     PartnerRe Ltd. .................................       2,475,900
                                                                   ------------
                                                                      5,535,400
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 96.5% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               FINANCE - SERVICES -- 3.1%
    35,000     Legg Mason, Inc. ...............................    $  2,560,250
                                                                   ------------
               FOOD & TOBACCO -- 7.4%
    28,000     ConAgra Foods, Inc. ............................         666,120
    70,000     Hormel Foods Corporation .......................       2,833,600
    10,000     J.M. Smucker Company (The) .....................         514,400
    40,000     Kellogg Company ................................       2,097,200
                                                                   ------------
                                                                      6,111,320
                                                                   ------------
               HEALTHCARE -- 9.1%
    13,500     Beckman Coulter, Inc. ..........................         982,800
    15,000     Becton, Dickinson & Company ....................       1,253,700
    37,000     Laboratory Corporation of America Holdings * ...       2,794,610
    33,000     Stryker Corporation ............................       2,465,760
                                                                   ------------
                                                                      7,496,870
                                                                   ------------
               INDUSTRIAL PRODUCTS & SERVICES -- 25.4%
    30,000     Caterpillar Inc. ...............................       2,176,800
     2,000     Ecolab, Inc. ...................................         102,420
   100,000     Gentex Corporation .............................       1,777,000
    30,000     Genuine Parts Company ..........................       1,389,000
    65,000     Graco, Inc. ....................................       2,421,900
    60,000     Johnson Controls, Inc. .........................       2,162,400
    25,000     Raven Industries, Inc. .........................         959,750
   150,000     RPM International Inc. .........................       3,045,000
    25,000     Stanley Works (The) ............................       1,212,000
    30,000     United Technologies Corporation ................       2,296,200
    75,000     Waste Management, Inc. .........................       2,450,250
    12,000     W.W. Grainger, Inc. ............................       1,050,240
                                                                   ------------
                                                                     21,042,960
                                                                   ------------
               PRINTING & PUBLISHING -- 3.2%
    70,000     R.R. Donnelley & Sons Company ..................       2,641,800
                                                                   ------------

               TRANSPORTATION -- 5.7%
    30,000     Burlington Northern Santa Fe Corporation .......       2,496,900
    25,000     CSX Corporation ................................       1,099,500
    22,500     Norfolk Southern Corporation ...................       1,134,900
                                                                   ------------
                                                                      4,731,300
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $79,111,651) .........      79,844,964
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     CASH EQUIVALENTS -- 3.5%                            MARKET VALUE
--------------------------------------------------------------------------------
 2,894,801     Federated Treasury Obligations Fund -
               Institutional Shares (Cost $2,894,801) .........    $  2,894,801
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 100.0%
               (Cost $82,006,452) .............................    $ 82,739,765

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ..           2,760
                                                                   ------------

               NET ASSETS -- 100.0% ...........................    $ 82,742,525
                                                                   ============

*     Non-income producing security.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

Last year was a challenging year for small-cap value investors. While small-cap stocks underperformed their large-cap brethren, value stocks were trounced by growth stocks. Several small-cap value stock indices fell sharply during the year, including the Russell 2000 Value Index, which declined 9.8%. The Ave Maria Opportunity Fund declined 8.5% during 2007, compared to a 1.6% decline for the Russell 2000 Index, and a 0.3% decline for the S&P 600 SmallCap Index. Since inception on May 1, 2006, the Fund's annualized total return is -0.6%, compared to 1.6% for the Russell 2000 Index and 1.1% for the S&P 600 SmallCap Index.

The Fund's less than satisfactory performance in 2007 was primarily attributable to its consumer and financial holdings. Of the Fund's 25 worst performing stocks during the year, nine were financials, and ten were consumer related. These stocks, which looked inexpensive at the time of purchase, continued to get cheaper as the year unfolded. Essentially we underestimated the magnitude of the credit crisis and the collapsing housing market. What began as strictly a sub-prime mortgage problem early last year, has filtered throughout financial markets, negatively impacting housing prices, consumer sentiment, consumer spending, and a broad spectrum of financial institutions and specialty retailers. Consumer and financial related companies that had an outsized negative effect on performance during the year included Chico's FAS, Inc. (women's apparel retailing), Select Comfort Corporation (Sleep Number beds), Smith & Wesson Holding Corporation (firearms), AmTrust Financial Corporation (regional banking), and Citizens Republic Bancorp, Inc. (regional banking). Stocks which contributed positively to performance in 2007 included Sun Hydraulics Corporation (+87%), Raven Industries, Inc. (+45%), Kinetic Concepts, Inc. (+39%), and Harris Corporation (+38%). Unfortunately, the winners were more than offset by the declines in the Fund's consumer and financial stock holdings.

The Fund has been re-positioned in recent months, with a greater emphasis on higher quality and somewhat larger companies. Characteristics of high quality companies include, among others, a long track record of rising sales and profits (in good and poor economic climates), high profit margins owing to proprietary products and services, low capital spending needs resulting in strong free cash flow, and above average returns on equity and capital, with little or no debt leverage. Due to the recent small-cap carnage, we were able to purchase several high quality companies at distressed prices, including AZZ, Inc. (energy infrastructure), CommScope, Inc. (communication and networking equipment), FactSet Research Systems, Inc. (financial data services), RADVision Ltd. (teleconferencing equipment), and Rimage Corporation (DVD-recordable publishing systems).

AVE MARIA OPPORTUNITY FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================
Also, on a positive note, the expense ratio for the Fund continues to be below the industry average for small-cap equity funds. According to Morningstar, the average small-cap value equity fund had a total expense ratio of 1.51% as of December 31, 2007, while our Fund had an expense ratio of 1.25% after fee waivers.

Your continued interest and investment in the Ave Maria Opportunity Fund is greatly appreciated.

With best regards,

/s/ Timothy S. Schwartz

Timothy S. Schwartz, CFA
Portfolio Manager

AVE MARIA OPPORTUNITY FUND
PERFORMANCE (UNAUDITED)
================================================================================
            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
          IN THE AVE MARIA OPPORTUNITY FUND AND THE RUSSELL 2000 INDEX

                              [LINE GRAPH OMITTED]

          RUSSELL 2000 INDEX               AVE MARIA OPPORTUNITY FUND
          ------------------               --------------------------

           DATE        VALUE                    DATE       VALUE
           ----        -----                    ----       -----
         05/01/06    $ 10,000                 05/01/06   $ 10,000
         06/30/06       9,542                 06/30/06      9,940
         09/30/06       9,584                 09/30/06     10,030
         12/31/06      10,438                 12/31/06     10,829
         03/31/07      10,641                 03/31/07     11,157
         06/30/07      11,111                 06/30/07     11,793
         09/30/07      10,767                 09/30/07     10,829
         12/31/07      10,273                 12/31/07      9,906

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                 ---------------------------------------------
                         Ave Maria Rising Dividend Fund
                        Average Annual Total Returns (a)
                     (for periods ended December 31, 2007)

                                                Since
                      1 Year                 Inception(b)
                      ------                 ------------
                      -8.52%                    -0.56%
                 ---------------------------------------------

(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2006) through December 31, 2006.

AVE MARIA OPPORTUNITY FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                        % OF
    SHARES    COMPANY                                   MARKET VALUE  NET ASSETS
--------------------------------------------------------------------------------
    26,000    Zebra Technologies Corporation - Class A    $  902,200      5.0%
    14,000    Kinetic Concepts, Inc. .................       749,840      4.1%
    80,000    Chico's FAS, Inc. ......................       722,400      4.0%
    16,500    Graco, Inc. ............................       614,790      3.4%
   221,600    Continucare Corporation ................       598,320      3.3%
    20,000    Sun Hydraulics Corporation .............       504,600      2.8%
    70,000    Select Comfort Corporation .............       490,700      2.7%
    22,600    ADTRAN, Inc. ...........................       483,188      2.7%
     8,400    American Science and Engineering, Inc. .       476,700      2.6%
    30,000    ION Geophysical Corporation ............       473,400      2.6%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                         % OF
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Aerospace & Defense ................................................       4.8%
Apparel & Textiles .................................................       3.0%
Business Services ..................................................       0.8%
Consumer - Durables ................................................       8.6%
Consumer - Nondurables .............................................       1.9%
Consumer - Retail ..................................................       9.9%
Energy & Mining ....................................................       4.0%
Finance ............................................................      12.3%
Healthcare .........................................................      10.0%
Industrial Products & Services .....................................      18.9%
Technology .........................................................      13.8%
Transportation .....................................................       2.1%

Cash Equivalents, Other Assets and Liabilities .....................       9.9%
                                                                         ------
                                                                         100.0%
                                                                         ======

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
    SHARES     COMMON STOCKS -- 90.1%                              MARKET VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 4.8%
     8,400     American Science and Engineering, Inc. * .......    $    476,700
     6,200     Harris Corporation .............................         388,616
                                                                   ------------
                                                                        865,316
                                                                   ------------
               APPAREL & TEXTILES -- 3.0%
     4,300     Columbia Sportswear Company ....................         189,587
    70,600     Tefron Ltd. * ..................................         348,764
                                                                   ------------
                                                                        538,351
                                                                   ------------
               BUSINESS SERVICES -- 0.8%
     4,600     Courier Corporation ............................         151,846
                                                                   ------------

               CONSUMER - DURABLES -- 8.6%
    10,000     HNI Corporation ................................         350,600
    16,400     La-Z-Boy Incorporated ..........................         130,052
    70,000     Select Comfort Corporation * ...................         490,700
    35,000     Smith & Wesson Holding Corporation * ...........         213,500
    10,000     Thor Industries, Inc. ..........................         380,100
                                                                   ------------
                                                                      1,564,952
                                                                   ------------
               CONSUMER - NONDURABLES -- 1.9%
    15,000     Acme United Corporation ........................         215,250
     7,100     K-Swiss, Inc. - Class A ........................         128,510
                                                                   ------------
                                                                        343,760
                                                                   ------------
               CONSUMER - RETAIL -- 9.9%
    80,000     Chico's FAS, Inc. * ............................         722,400
     7,200     Dollar Tree Stores, Inc. * .....................         186,624
     2,600     Foot Locker, Inc. ..............................          35,516
     8,400     Hibbett Sports, Inc. * .........................         167,832
    16,500     Ross Stores, Inc. ..............................         421,905
    30,000     Sally Beauty Holdings, Inc. * ..................         271,500
                                                                   ------------
                                                                      1,805,777
                                                                   ------------
               ENERGY & MINING -- 4.0%
    30,000     ION Geophysical Corporation * ..................         473,400
    12,500     Patterson-UTI Energy, Inc. .....................         244,000
                                                                   ------------
                                                                        717,400
                                                                   ------------
               FINANCE - BANKS & THRIFTS -- 7.8%
        45     AmTrust Financial Corporation ..................         315,000
     2,600     Boston Private Financial Holdings, Inc. ........          70,408
    15,000     Century Bancorp, Inc. - Class A ................         302,550
    10,000     Citizens Republic Bancorp, Inc. ................         145,100
     2,500     Clarkston Financial Corporation * ..............          20,000
     5,600     FNBH Bancorp, Inc. .............................          75,600
     4,000     Hudson City Bancorp, Inc. ......................          60,080
     4,000     Macatawa Bank Corporation ......................          34,360

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 90.1% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               FINANCE - BANKS & THRIFTS -- 7.8% (CONTINUED)
     3,789     Oxford Bank Corporation ........................    $     99,082
     4,800     People's United Financial, Inc. ................          85,440
     3,300     PrivateBancorp, Inc. ...........................         107,745
     9,400     Westfield Financial, Inc. ......................          91,180
                                                                   ------------
                                                                      1,406,545
                                                                   ------------
               FINANCE - INSURANCE -- 4.5%
    10,000     Fremont Michigan InsuraCorp, Inc. - Class A * ..         192,000
    50,000     Meadowbrook Insurance Group, Inc. * ............         470,500
    15,000     Unico American Corporation * ...................         153,750
                                                                   ------------
                                                                        816,250
                                                                   ------------
               HEALTHCARE -- 10.0%
    10,000     Computer Programs & Systems, Inc. ..............         227,400
   221,600     Continucare Corporation * ......................         598,320
    14,000     Kinetic Concepts, Inc. * .......................         749,840
    15,300     Psychemedics Corporation .......................         245,565
                                                                   ------------
                                                                      1,821,125
                                                                   ------------
               INDUSTRIAL PRODUCTS & SERVICES -- 18.9%
    11,300     Applied Industrial Technologies, Inc. ..........         327,926
    25,000     Gentex Corporation .............................         444,250
    16,500     Graco, Inc. ....................................         614,790
     5,100     Lincoln Electric Holdings, Inc. ................         363,018
    12,000     Raven Industries, Inc. .........................         460,680
     4,400     Rofin-Sinar Technologies, Inc. * ...............         211,684
    20,400     RPM International Inc. .........................         414,120
    20,000     Sun Hydraulics Corporation .....................         504,600
     3,400     Trinity Industries, Inc. .......................          94,384
                                                                   ------------
                                                                      3,435,452
                                                                   ------------
               TECHNOLOGY -- 13.8%
    22,600     ADTRAN, Inc. ...................................         483,188
     8,400     Cognex Corporation .............................         169,260
     5,400     CommScope, Inc. * ..............................         265,734
    10,000     MTS Systems Corporation ........................         426,700
     2,600     Rimage Corporation * ...........................          67,470
     2,000     SPSS, Inc. * ...................................          71,820
    10,000     Stamps.com, Inc. * .............................         121,800
    26,000     Zebra Technologies Corporation - Class A * .....         902,200
                                                                   ------------
                                                                      2,508,172
                                                                   ------------
               TRANSPORTATION -- 2.1%
    20,200     American Railcar Industries, Inc. ..............         388,850
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $16,525,782) .........    $ 16,363,796
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     CASH EQUIVALENTS -- 9.8%                            MARKET VALUE
--------------------------------------------------------------------------------
   844,000     Federated Government Obligations
                  Tax-Managed Fund - Institutional Shares .....    $    844,000
   843,730     Federated Treasury Obligations Fund -
                  Institutional Shares ........................         843,730
    94,730     Federated U.S. Treasury Cash
                  Reserve Fund - Institutional Shares..........          94,730
                                                                   ------------

               TOTAL CASH EQUIVALENTS (Cost $1,782,460) .......    $  1,782,460
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 99.9%
               (Cost $18,308,242) .............................    $ 18,146,256

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ..          17,217
                                                                   ------------

               NET ASSETS -- 100.0% ...........................    $ 18,163,473
                                                                   ============

*     Non-income producing security.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

For the year ended December 31, 2007, the Ave Maria Bond Fund (Class R) had a total return of 4.8%, compared to the return of the Lehman Brothers Intermediate U.S. Government/Credit Index of 7.4%.

2007 was a year of dramatic change in the U.S. credit markets. At the beginning of the year, interest rates were relatively high with the yield on the 10 year Treasury note at 4.7%. The yield curve was flat with little difference between the yields on 2, 10 and 30 year Treasuries. Credit spreads were narrow between bonds of differing credit quality. In that environment, the highest quality bonds - U.S. Treasuries - were undervalued, so we significantly overweighted them in the portfolio. During the year, as we expected, interest rates fell across the maturity spectrum with the biggest drop at the short-end, creating an upwardly sloped yield curve. With investors sobered by the melt down in the sub-prime mortgage market, credit spreads widened significantly and U.S. Treasuries outperformed, which helped the Fund.

As these events unfolded, we made a number of changes in the portfolio. When Treasury prices rose in relation to corporate bonds, we sold Treasuries and bought corporates. Responding to falling interest rates, we shortened the average maturity of the bonds in the portfolio to reduce the interest rate risk. Equities represented 15.3% of the portfolio at year-end, versus 17.8% at the start of 2007.

The positive performance of the Fund resulted from falling interest rates which favorably impacted bond prices. The equity portion of the portfolio negatively impacted the Fund by approximately 1.1% largely as a result of financial service companies such as Citizens Republic Bancorp, Inc., BB&T Corporation, and TCF Financial Corporation.

It's becoming increasingly apparent that the U.S. economy has slipped into recession. We expect the Fed to continue its accommodative monetary policy pushing short-term interest rates progressively lower. Credit spreads should continue to widen. If prices on corporate bonds become even cheaper, we anticipate adding to those positions. With the decline in equity prices noted above, many dividend paying stocks are now more attractive for purchase than they have been in many years. We anticipate adding to equity holdings and expect them to make a disproportionately positive contribution to performance on a long-term basis.

We appreciate your continued participation in the Fund.

Sincerely,

/s/ Richard L. Platte, Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
PERFORMANCE (UNAUDITED)
================================================================================
            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE AVE MARIA BOND FUND AND THE LEHMAN BROTHERS
                    INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

                              [LINE GRAPH OMITTED]

     LEHMAN BROTHERS
       INTERMEDIATE
     U.S.GOVERNMENT/            AVE MARIA BOND            AVE MARIA BOND
       CREDIT INDEX             FUND (CLASS I)            FUND (CLASS R)
  ---------------------     ---------------------     ---------------------
    DATE         VALUE        DATE         VALUE        DATE         VALUE
    ----        -------       ----        -------       ----        -------

  05/01/03     $ 10,000     05/01/03     $ 10,000     05/01/03     $ 10,000
  06/30/03       10,188     06/30/03       10,163     06/30/03       10,151
  09/30/03       10,186     09/30/03       10,174     09/30/03       10,163
  12/31/03       10,192     12/31/03       10,256     12/31/03       10,236
  03/31/04       10,445     03/31/04       10,500     03/31/04       10,470
  06/30/04       10,182     06/30/04       10,354     06/30/04       10,306
  09/30/04       10,457     09/30/04       10,679     09/30/04       10,620
  12/31/04       10,502     12/31/04       10,823     12/31/04       10,753
  03/31/05       10,410     03/31/05       10,722     03/31/05       10,643
  06/30/05       10,669     06/30/05       10,946     06/30/05       10,857
  09/30/05       10,613     09/30/05       10,950     09/30/05       10,853
  12/31/05       10,668     12/31/05       11,020     12/31/05       10,903
  03/31/06       10,626     03/31/06       11,019     03/31/06       10,905
  06/30/06       10,649     06/30/06       11,070     06/30/06       10,937
  09/30/06       10,990     09/30/06       11,452     09/30/06       11,318
  12/31/06       11,103     12/31/06       11,698     12/31/06       11,552
  03/31/07       11,279     03/31/07       11,924     03/31/07       11,756
  06/30/07       11,262     06/30/07       11,830     06/30/07       11,666
  09/30/07       11,586     09/30/07       12,208     09/30/07       12,019
  12/31/07       11,922     12/31/07       12,300     12/31/07       12,102

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                   ------------------------------------------
                              Ave Maria Bond Fund
                        Average Annual Total Returns (a)
                    (for the period ended December 31, 2007)

                                                Since
                                    1 Year   Inception (b)
                                    ------   -------------
                        Class I     5.14%       4.53%
                        Class R     4.75%       4.17%
                   ------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distribution or the redemption of Fund shares.

(b) Represents the period from commencement of operations (May 1, 2003) through December 31, 2007.

AVE MARIA BOND FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================
                                                           LEHMAN BROTHERS
                                                            INTERMEDIATE
           AVE MARIA BOND FUND   AVE MARIA BOND FUND       U.S. GOVERNMENT/
                 CLASS I               CLASS R              CREDIT INDEX
--------------------------------------------------------------------------------
2003 (a)           2.6%                  2.4%                    1.9%
2004               5.5%                  5.1%                    3.0%
2005               1.8%                  1.4%                    1.6%
2006               6.2%                  6.0%                    4.1%
2007               5.1%                  4.8%                    7.4%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                           LEHMAN BROTHERS
                                                            INTERMEDIATE
           AVE MARIA BOND FUND   AVE MARIA BOND FUND       U.S. GOVERNMENT/
                 CLASS I               CLASS R              CREDIT INDEX
--------------------------------------------------------------------------------
3 Years            4.4%                  4.0%                    4.3%
Since Inception    4.5%                  4.2%                    3.8%

(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS*
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                        % OF NET
 PAR VALUE    HOLDING                                     MARKET VALUE   ASSETS
--------------------------------------------------------------------------------
$3,000,000    U.S. Treasury Note, 2.625%, due 05/15/08     $2,992,266     6.8%
 1,500,000    U.S. Treasury Note, 4.750%, due 01/31/12      1,581,093     3.6%
 1,500,000    U.S. Treasury Note, 4.375%, due 08/15/12      1,565,391     3.5%
 1,500,000    U.S. Treasury Note, 4.250%, due 08/15/13      1,554,726     3.5%
 1,500,000    U.S. Treasury Note, 4.250%, due 10/15/10      1,547,929     3.5%
 1,500,000    U.S. Treasury Note, 4.250%, due 11/15/14      1,547,462     3.5%
 1,273,910    U.S. Treasury Inflation-Protection Note,
                3.875%, due 01/15/09                        1,311,530     3.0%
 1,034,510    U.S. Treasury Inflation-Protection Note,
                2.500%, due 07/15/16                        1,103,208     2.5%
 1,000,000    ConocoPhillips, 8.750%, due 05/25/10          1,095,559     2.5%
 1,008,030    U.S. Treasury Inflation-Protection Note,
                2.625%, due 07/15/17                        1,087,648     2.5%

*     Excludes cash equivalents.

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                        % OF
                                                                      NET ASSETS
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasuries ....................................................      39.2%
U.S. Government Agencies ...........................................      10.4%

CORPORATE BONDS
SECTOR
------
Consumer Products ..................................................       4.6%
Finance ............................................................       4.4%
Food & Tobacco .....................................................       1.5%
Industrials ........................................................      13.1%
Utilities ..........................................................       4.7%

COMMON STOCKS
SECTOR
------
Consumer - Durables ................................................       0.6%
Consumer - Retail ..................................................       0.9%
Finance ............................................................       5.5%
Industrial Products & Services .....................................       2.7%
Printing & Publishing ..............................................       0.9%
Utilities ..........................................................       4.7%

Cash Equivalents, Other Assets and Liabilities .....................       6.8%
                                                                         ------
                                                                         100.0%
                                                                         ======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
 PAR VALUE     U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS -- 49.6%                         MARKET VALUE
--------------------------------------------------------------------------------
               U.S. TREASURIES -- 39.2%
$3,000,000     U.S. Treasury Note, 2.625%, due 05/15/08 .......    $  2,992,266
 1,000,000     U.S. Treasury Note, 3.750%, due 05/15/08 .......       1,001,172
 1,273,910     U.S. Treasury Inflation-Protection Note, 3.875%,
                 due 01/15/09 .................................       1,311,530
 1,000,000     U.S. Treasury Note, 3.000%, due 02/15/09 .......         998,750
 1,000,000     U.S. Treasury Note, 3.375%, due 10/15/09 .......       1,006,172
 1,500,000     U.S. Treasury Note, 4.250%, due 10/15/10 .......       1,547,929
 1,500,000     U.S. Treasury Note, 4.750%, due 01/31/12 .......       1,581,093
 1,500,000     U.S. Treasury Note, 4.375%, due 08/15/12 .......       1,565,391
 1,500,000     U.S. Treasury Note, 4.250%, due 08/15/13 .......       1,554,726
 1,500,000     U.S. Treasury Note, 4.250%, due 11/15/14 .......       1,547,462
 1,034,510     U.S. Treasury Inflation-Protection Note, 2.500%,
                 due 07/15/16 .................................       1,103,208
 1,008,030     U.S. Treasury Inflation-Protection Note, 2.625%,
               due 07/15/17 ...................................       1,087,648
                                                                   ------------
                                                                     17,297,347
                                                                   ------------
               U.S. GOVERNMENT AGENCIES -- 10.4%
 1,000,000     Federal Farm Credit Bank, 4.480%, due 08/24/12 .       1,022,762
 1,000,000     Federal Farm Credit Bank, 4.600%, due 12/27/12 .       1,027,833
   500,000     Federal Home Loan Bank, 3.375%, due 07/21/08 ...         497,276
 1,000,000     Federal Home Loan Bank, 5.000%, due 09/01/10 ...       1,034,867
 1,000,000     Federal Home Loan Bank, 5.815%, due 08/21/13 ...       1,010,663
                                                                   ------------
                                                                      4,593,401
                                                                   ------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS (Cost $21,386,711) ........    $ 21,890,748
                                                                   ------------

================================================================================
 PAR VALUE     CORPORATE BONDS -- 28.3%                            MARKET VALUE
--------------------------------------------------------------------------------
               CONSUMER PRODUCTS -- 4.6%
$1,000,000     Harley-Davidson, Inc. - 144A(a), 3.625%,
                 due 12/15/08 .................................    $    989,179
 1,000,000     Stanley Works, 5.000%, due 03/15/10 ............       1,016,267
                                                                   ------------
                                                                      2,005,446
                                                                   ------------
               FINANCE -- 4.4%
 1,000,000     Caterpillar Financial Services Corporation, 4.750%,
                 due 02/17/15 .................................         966,223
 1,000,000     Marshall & Ilsley Bank, 5.250%, due 09/04/12 ...         990,677
                                                                   ------------
                                                                      1,956,900
                                                                   ------------
               FOOD & TOBACCO -- 1.5%
   600,000     Hormel Foods Corporation, 6.625%, due 06/01/11 .         643,660
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     CORPORATE BONDS -- 28.3% (CONTINUED)                MARKET VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS -- 13.1%
$1,000,000     ConocoPhillips, 8.750%, due 05/25/10 ...........    $  1,095,559
 1,000,000     Dover Corporation, 6.500%, due 02/15/11 ........       1,052,012
 1,000,000     Halliburton Company, 5.500%, due 10/15/10 ......       1,027,952
   500,000     Johnson Controls, Inc., 5.250%, due 01/15/11 ...         501,411
 1,000,000     Masco Corporation, 5.875%, due 07/15/12 ........       1,025,044
 1,000,000     United Technologies Corporation, 6.350%,
                 due 03/01/11 .................................       1,064,788
                                                                   ------------
                                                                      5,766,766
                                                                   ------------
               UTILITIES -- 4.7%
 1,000,000     FPL Group Capital, Inc., 5.625%, due 09/01/11 ..       1,023,974
 1,000,000     Southern Power Company, 6.250%, due 07/15/12 ...       1,046,019
                                                                   ------------
                                                                      2,069,993
                                                                   ------------

               TOTAL CORPORATE BONDS (Cost $12,438,024) .......    $ 12,442,765
                                                                   ------------

================================================================================
    SHARES     COMMON STOCKS -- 15.3%                              MARKET VALUE
--------------------------------------------------------------------------------
               CONSUMER - DURABLES -- 0.6%
    10,000     Newell Rubbermaid Inc. .........................    $    258,800
                                                                   ------------

               CONSUMER - RETAIL -- 0.9%
    15,000     Ross Stores, Inc. ..............................         383,550
                                                                   ------------

               FINANCE - BANKS & THRIFTS -- 3.0%
    20,000     BB&T Corporation ...............................         613,400
    25,000     Citizens Republic Bancorp, Inc. ................         362,750
    20,000     TCF Financial Corporation ......................         358,600
                                                                   ------------
                                                                      1,334,750
                                                                   ------------
               FINANCE - INSURANCE -- 2.5%
    30,000     Arthur J. Gallagher & Co. ......................         725,700
     8,000     Mercury General Corporation ....................         398,480
                                                                   ------------
                                                                      1,124,180
                                                                   ------------
               INDUSTRIAL PRODUCTS & SERVICES -- 2.7%
     6,000     Genuine Parts Company ..........................         277,800
    45,000     RPM International Inc. .........................         913,500
                                                                   ------------
                                                                      1,191,300
                                                                   ------------
               PRINTING & PUBLISHING -- 0.9%
    10,000     R.R. Donnelley & Sons Company ..................         377,400
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 15.3% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
               UTILITIES -- 4.7%
    15,000     NSTAR ..........................................    $    543,300
    18,000     Pinnacle West Capital Corporation ..............         763,380
    20,000     Southern Company ...............................         775,000
                                                                   ------------
                                                                      2,081,680
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $7,154,524) ..........    $  6,751,660
                                                                   ------------

================================================================================
    SHARES     CASH EQUIVALENTS -- 5.7%                            MARKET VALUE
--------------------------------------------------------------------------------
   448,059     Federated Government Obligations
                 Tax-Managed Fund - Institutional Shares ......    $    448,059
 2,079,164     Federated Treasury Obligations Fund -
                 Institutional Shares .........................       2,079,164
                                                                   ------------

               TOTAL CASH EQUIVALENTS (Cost $2,527,223) .......    $  2,527,223
                                                                   ------------

               TOTAL INVESTMENTS AT MARKET VALUE -- 98.9%
               (Cost $43,506,482) .............................    $ 43,612,396

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ..         484,222
                                                                   ------------

               NET ASSETS -- 100.0% ...........................    $ 44,096,618
                                                                   ============

(a) 144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================================================================
                                                   AVE MARIA        AVE MARIA       AVE MARIA       AVE MARIA
                                                    CATHOLIC          GROWTH         RISING        OPPORTUNITY       AVE MARIA
                                                  VALUES FUND          FUND       DIVIDEND FUND        FUND          BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................    $218,027,049     $ 95,118,639    $ 82,006,452    $ 18,308,242     $ 43,506,482
                                                  ============     ============    ============    ============     ============
  At market value (Note 1) ...................    $249,176,773     $116,928,898    $ 82,739,765    $ 18,146,256     $ 43,612,396
Receivable for capital shares sold ...........         199,497           53,577          82,968          30,514           40,576
Dividends and interest receivable ............         213,234          102,475         131,728          16,228          474,263
Other assets .................................          15,404           13,856          12,326           8,340           10,357
                                                  ------------     ------------    ------------    ------------     ------------
  TOTAL ASSETS ...............................     249,604,908      117,098,806      82,966,787      18,201,338       44,137,592
                                                  ------------     ------------    ------------    ------------     ------------
LIABILITIES
Payable for investment securities purchased ..       1,201,315               --              --              --               --
Payable for capital shares redeemed ..........         441,876           35,416          15,142              41              527
Payable to Adviser (Note 2) ..................         680,924          276,220         172,654          21,184            2,632
Payable to administrator (Note 2) ............          31,800           14,800          10,700           4,000            4,000
Accrued distribution fees (Note 2) ...........           6,950            9,189              --              --           16,868
Other accrued expenses .......................          46,597           25,907          25,766          12,640           16,947
                                                  ------------     ------------    ------------    ------------     ------------
  TOTAL LIABILITIES ..........................       2,409,462          361,532         224,262          37,865           40,974
                                                  ------------     ------------    ------------    ------------     ------------
NET ASSETS ...................................    $247,195,446     $116,737,274    $ 82,742,525    $ 18,163,473     $ 44,096,618
                                                  ============     ============    ============    ============     ============
NET ASSETS CONSIST OF:
Paid-in capital ..............................    $216,400,344     $ 94,927,015    $ 81,828,544    $ 19,119,871     $ 43,991,659
Undistributed/(Distributions in excess of)
  net investment income ......................              --               --             586              --           (1,019)
Accumulated undistributed net realized
  gains/(losses) from security transactions ..        (354,622)              --         180,082        (794,412)              64
Net unrealized appreciation/(depreciation)
  on investments .............................      31,149,724       21,810,259         733,313        (161,986)         105,914
                                                  ------------     ------------    ------------    ------------     ------------
NET ASSETS ...................................    $247,195,446     $116,737,274    $ 82,742,525    $ 18,163,473     $ 44,096,618
                                                  ============     ============    ============    ============     ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................      15,742,151         6,162,442       7,167,832      1,896,306
                                                  ============     ============    ============    ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................    $      15.70     $      18.94    $      11.54    $       9.58
                                                  ============     ============    ============    ============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ......                                                                      $  9,918,753
                                                                                                                    ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................                                                                           978,503
                                                                                                                    ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................                                                                      $      10.14
                                                                                                                    ============
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ......                                                                      $ 34,177,865
                                                                                                                    ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................                                                                         3,376,073
                                                                                                                    ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................                                                                      $      10.12
                                                                                                                    ============

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
===================================================================================================================================
                                                    AVE MARIA        AVE MARIA        AVE MARIA       AVE MARIA
                                                     CATHOLIC          GROWTH           RISING        OPPORTUNITY        AVE MARIA
                                                   VALUES FUND          FUND        DIVIDEND FUND         FUND           BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend ....................................    $  4,159,928     $  1,007,772     $  1,871,320     $    362,817     $    397,915
  Interest ....................................          25,596               --           36,088           24,533        1,462,678
                                                   ------------     ------------     ------------     ------------     ------------
     TOTAL INCOME .............................       4,185,524        1,007,772        1,907,408          387,350        1,860,593
                                                   ------------     ------------     ------------     ------------     ------------
EXPENSES
  Investment advisory fees (Note 2) ...........       2,760,220        1,058,040          595,285          202,586          128,134
  Shareholder servicing fees (Note 2) .........         690,052          264,509               --               --               --
  Shareholder servicing fees - Class R (Note 2)              --               --               --               --           70,626
  Administration, accounting and
     transfer agent fees (Note 2) .............         414,082          158,800          119,171           48,000           48,000
  Legal and audit fees ........................          53,799           41,626           35,109           25,298           28,542
  Postage and supplies ........................          60,453           33,792           20,535           10,454           17,544
  Trustees' fees and expenses .................          26,068           26,068           26,068           26,068           26,068
  Registration fees - Common ..................          16,340           23,945           22,241           24,567           11,297
  Registration fees - Class I .................              --               --               --               --              565
  Registration fees - Class R .................              --               --               --               --            8,585
  Custodian fees ..............................          27,796           10,903           12,485            8,511            4,207
  Insurance expense ...........................          19,035            7,416            4,925            2,151            4,644
  Reports to shareholders .....................          13,941            7,480            3,895            1,633            2,518
  Advisory board fees and expenses ............           5,267            5,267            5,267            5,267            5,267
  Compliance service fees .....................          10,711            4,329            3,598              844            1,744
  Other expenses ..............................          19,390           10,230           10,632            8,653           13,128
                                                   ------------     ------------     ------------     ------------     ------------
     TOTAL EXPENSES ...........................       4,117,154        1,652,405          859,211          364,032          370,869
  Less fees waived and/or expenses
     reimbursed by the Adviser (Note 2):
     Common ...................................              --          (65,346)              --         (110,801)        (133,206)
     Class I ..................................              --               --               --               --             (565)
  Plus previously waived investment
     advisory fees and expense reimbursements
     recouped by the Adviser (Note 2): ........          23,171               --           44,436               --               --
                                                   ------------     ------------     ------------     ------------     ------------
     NET EXPENSES .............................       4,140,325        1,587,059          903,647          253,231          237,098
                                                   ------------     ------------     ------------     ------------     ------------

NET INVESTMENT INCOME/(LOSS) ..................          45,199         (579,287)       1,003,761          134,119        1,623,495
                                                   ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses) from
  security transactions .......................       2,169,395        1,884,422        2,240,936         (763,976)         967,612
Net increase from payment by Adviser due
  to the disposal of investments in violation
  of investment restrictions (Note 2) .........         176,249               --               --               --               --
Net change in unrealized appreciation/
  (depreciation) on investments ...............     (13,218,975)       9,682,834       (2,669,327)      (1,185,767)        (568,779)
                                                   ------------     ------------     ------------     ------------     ------------

NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS ...............     (10,873,331)      11,567,256         (428,391)      (1,949,743)         398,833
                                                   ------------     ------------     ------------     ------------     ------------

NET INCREASE/(DECREASE) IN NET
  ASSETS FROM OPERATIONS ......................    $(10,828,132)    $ 10,987,969     $    575,370     $ (1,815,624)    $  2,022,328
                                                   ============     ============     ============     ============     ============

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                              YEAR             YEAR
                                                                             ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2007             2006
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income/(loss) ......................................    $     45,199     $   (570,434)
   Net realized gains from security transactions .....................       2,169,395       10,818,434
   Net increase from payment by Adviser due to the disposal of
      investments in violation of investment restrictions (Note 2) ...         176,249               --
   Net realized gains from in-kind redemptions (Note 1) ..............              --       18,457,383
   Net change in unrealized appreciation/(depreciation) on investments     (13,218,975)       4,564,102
                                                                          ------------     ------------
Net increase/(decrease) in net assets from operations ................     (10,828,132)      33,269,485
                                                                          ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................         (53,179)              --
   From net realized gains on investments ............................      (2,073,963)     (10,545,124)
                                                                          ------------     ------------
Net decrease in net assets from distributions to shareholders ........      (2,127,142)     (10,545,124)
                                                                          ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      51,156,753       52,002,346
   Reinvestment of distributions to shareholders .....................       1,945,841        9,595,000
   Payments for shares redeemed ......................................     (50,963,533)     (72,685,160)
                                                                          ------------     ------------
Net increase/(decrease) in net assets from capital share transactions.       2,139,061      (11,087,814)
                                                                          ------------     ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ..............................     (10,816,213)      11,636,547

NET ASSETS
   Beginning of year .................................................     258,011,659      246,375,112
                                                                          ------------     ------------
   End of year .......................................................    $247,195,446     $258,011,659
                                                                          ============     ============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME .............................................    $         --     $         --
                                                                          ============     ============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................       2,963,771        3,249,139
   Shares issued in reinvestment of distributions to shareholders ....         123,155          578,360
   Shares redeemed ...................................................      (2,985,874)      (4,543,268)
                                                                          ------------     ------------
   Net increase/(decrease) in shares outstanding .....................         101,052         (715,769)
   Shares outstanding, beginning of year .............................      15,641,099       16,356,868
                                                                          ------------     ------------
   Shares outstanding, end of year ...................................      15,742,151       15,641,099
                                                                          ============     ============

See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                              YEAR             YEAR
                                                                             ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2007             2006
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...............................................    $   (579,287)    $   (220,994)
   Net realized gains from security transactions .....................       1,884,422          712,003
   Net realized gains from in-kind redemptions (Note 1) ..............              --        2,014,638
   Net change in unrealized appreciation/(depreciation) on investments       9,682,834        7,996,624
                                                                          ------------     ------------
Net increase in net assets from operations ...........................      10,987,969       10,502,271
                                                                          ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ............................      (1,717,378)        (711,674)
                                                                          ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      37,125,655       27,242,598
   Reinvestment of distributions to shareholders .....................       1,588,147          668,695
   Payments for shares redeemed ......................................     (16,457,823)     (16,052,538)
                                                                          ------------     ------------
Net increase in net assets from capital share transactions ...........      22,255,979       11,858,755
                                                                          ------------     ------------

TOTAL INCREASE IN NET ASSETS .........................................      31,526,570       21,649,352

NET ASSETS
   Beginning of year .................................................      85,210,704       63,561,352
                                                                          ------------     ------------
   End of year .......................................................    $116,737,274     $ 85,210,704
                                                                          ============     ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME .............................................    $         --     $         --
                                                                          ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................       2,016,293        1,667,583
   Shares issued in reinvestment of distributions to shareholders ....          83,105           38,564
   Shares redeemed ...................................................        (886,636)        (993,409)
                                                                          ------------     ------------
   Net increase in shares outstanding ................................       1,212,762          712,738
   Shares outstanding, beginning of year .............................       4,949,680        4,236,942
                                                                          ------------     ------------
   Shares outstanding, end of year ...................................       6,162,442        4,949,680
                                                                          ============     ============

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                              YEAR             YEAR
                                                                             ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2007             2006
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................    $  1,003,761     $    376,535
   Net realized gains from security transactions .....................       2,240,936          748,365
   Net realized gains from in-kind redemptions (Note 1) ..............              --        1,733,646
   Net change in unrealized appreciation/(depreciation) on investments      (2,669,327)       2,332,107
                                                                          ------------     ------------
Net increase in net assets from operations ...........................         575,370        5,190,653
                                                                          ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................      (1,003,175)        (376,535)
   From net realized gains on investments ............................      (2,241,008)        (748,272)
                                                                          ------------     ------------
Net decrease in net assets from distributions to shareholders ........      (3,244,183)      (1,124,807)
                                                                          ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Net assets received in conjunction with fund merger (Note 1) ......      46,890,726               --
   Proceeds from shares sold .........................................      19,866,356       16,397,640
   Reinvestment of distributions to shareholders .....................       2,409,951          711,266
   Payments for shares redeemed ......................................     (18,806,800)     (11,366,258)
                                                                          ------------     ------------
Net increase in net assets from capital share transactions ...........      50,360,233        5,742,648
                                                                          ------------     ------------

TOTAL INCREASE IN NET ASSETS .........................................      47,691,420        9,808,494

NET ASSETS
   Beginning of year .................................................      35,051,105       25,242,611
                                                                          ------------     ------------
   End of year .......................................................    $ 82,742,525     $ 35,051,105
                                                                          ============     ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME .............................................    $        586     $         --
                                                                          ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares issued in conjunction with fund merger (Note 1) ............       3,770,256               --
   Shares sold .......................................................       1,809,315        1,432,894
   Shares issued in reinvestment of distributions to shareholders ....         204,522           59,190
   Shares redeemed ...................................................      (1,518,764)        (972,858)
                                                                          ------------     ------------
   Net increase in shares outstanding ................................       4,265,329          519,226
   Shares outstanding, beginning of year .............................       2,902,503        2,383,277
                                                                          ------------     ------------
   Shares outstanding, end of year ...................................       7,167,832        2,902,503
                                                                          ============     ============

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                              YEAR           PERIOD
                                                                             ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2007            2006(a)
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................    $    134,119     $     94,493
   Net realized gains/(losses) from security transactions ............        (763,976)         342,668
   Net change in unrealized appreciation/(depreciation) on investments      (1,185,767)       1,023,781
                                                                          ------------     ------------
Net increase/(decrease) in net assets from operations ................      (1,815,624)       1,460,942
                                                                          ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................        (134,519)         (94,235)
   From net realized gains on investments ............................              --         (373,104)
                                                                          ------------     ------------
Net decrease in net assets from distributions to shareholders ........        (134,519)        (467,339)
                                                                          ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................       8,423,798       18,868,063
   Reinvestment of distributions to shareholders .....................          60,986           91,678
   Payments for shares redeemed ......................................      (6,085,594)      (2,238,918)
                                                                          ------------     ------------
Net increase in net assets from capital share transactions ...........       2,399,190       16,720,823
                                                                          ------------     ------------

TOTAL INCREASE IN NET ASSETS .........................................         449,047       17,714,426

NET ASSETS
   Beginning of period ...............................................      17,714,426               --
                                                                          ------------     ------------
   End of period .....................................................    $ 18,163,473     $ 17,714,426
                                                                          ============     ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME .............................................    $         --     $        258
                                                                          ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................         778,095        1,880,754
   Shares issued in reinvestment of distributions to shareholders ....           6,346            8,641
   Shares redeemed ...................................................        (567,589)        (209,941)
                                                                          ------------     ------------
   Net increase in shares outstanding ................................         216,852        1,679,454
   Shares outstanding, beginning of period ...........................       1,679,454               --
                                                                          ------------     ------------
   Shares outstanding, end of period .................................       1,896,306        1,679,454
                                                                          ============     ============

(a) Represents the period from the commencement of operations (May 1, 2006) through December 31, 2006.

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                              YEAR             YEAR
                                                                             ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2007             2006
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................    $  1,623,495     $  1,832,732
   Net realized gains from security transactions .....................         967,612          260,709
   Net change in unrealized appreciation/(depreciation) on investments        (568,779)         704,922
                                                                          ------------     ------------
Net increase in net assets from operations ...........................       2,022,328        2,798,363
                                                                          ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class I ...............................        (571,441)      (1,135,731)
   From net investment income, Class R ...............................      (1,061,024)        (700,257)
   From net realized gains on investments, Class I ...................        (221,533)        (114,092)
   From net realized gains on investments, Class R ...................        (746,173)        (146,596)
                                                                          ------------     ------------
Net decrease in net assets from distributions to shareholders ........      (2,600,171)      (2,096,676)
                                                                          ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS I
   Proceeds from shares sold .........................................         164,508          135,000
   Reinvestment of distributions to shareholders .....................              --           16,961
   Payments for shares redeemed ......................................      (8,035,904)     (30,709,371)
                                                                          ------------     ------------
Net decrease in net assets from Class I capital share transactions ...      (7,871,396)     (30,557,410)
                                                                          ------------     ------------
CLASS R
   Proceeds from shares sold .........................................      15,304,038        8,193,903
   Reinvestment of distributions to shareholders .....................       1,548,186          774,275
   Payments for shares redeemed ......................................      (5,568,193)      (2,804,300)
                                                                          ------------     ------------
Net increase in net assets from Class R capital share transactions ...      11,284,031        6,163,878
                                                                          ------------     ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ..............................       2,834,792      (23,691,845)
NET ASSETS
   Beginning of year .................................................      41,261,826       64,953,671
                                                                          ------------     ------------
   End of year .......................................................    $ 44,096,618     $ 41,261,826
                                                                          ============     ============
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME .............................................    $    (10,410)    $     (1,440)
                                                                          ============     ============
SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
   Shares sold .......................................................          16,013           13,478
   Shares issued in reinvestment of distributions to shareholders ....              --            1,689
   Shares redeemed ...................................................        (779,366)      (3,039,466)
                                                                          ------------     ------------
   Net decrease in shares outstanding ................................        (763,353)      (3,024,299)
   Shares outstanding, beginning of year .............................       1,741,856        4,766,155
                                                                          ------------     ------------
   Shares outstanding, end of year ...................................         978,503        1,741,856
                                                                          ============     ============
CLASS R
   Shares sold .......................................................       1,483,843          811,940
   Shares issued in reinvestment of distributions to shareholders ....         151,631           76,363
   Shares redeemed ...................................................        (540,087)        (277,651)
                                                                          ------------     ------------
   Net increase in shares outstanding ................................       1,095,387          610,652
   Shares outstanding, beginning of year .............................       2,280,686        1,670,034
                                                                          ------------     ------------
   Shares outstanding, end of year ...................................       3,376,073        2,280,686
                                                                          ============     ============

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
======================================================================================================================
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year........    $    16.50     $    15.06     $    14.62     $    12.75     $     9.47
                                                ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income/(loss) .............          0.00(a)       (0.04)         (0.04)         (0.05)         (0.03)
  Net realized and unrealized gains/(losses)
      on investments .......................         (0.67)          2.18           0.89           2.61           3.40
                                                ----------     ----------     ----------     ----------     ----------

Total from investment operations ...........         (0.67)          2.14           0.85           2.56           3.37
                                                ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income ...............         (0.00)(a)         --             --             --             --
  From net realized gains on investments ...         (0.13)         (0.70)         (0.41)         (0.69)         (0.09)
                                                ----------     ----------     ----------     ----------     ----------
Total distributions ........................         (0.13)         (0.70)         (0.41)         (0.69)         (0.09)
                                                ----------     ----------     ----------     ----------     ----------

Net asset value at end of year .............    $    15.70     $    16.50     $    15.06     $    14.62     $    12.75
                                                ==========     ==========     ==========     ==========     ==========

Total return (b) ...........................         (4.0%)(c)      14.2%           5.8%          20.1%          35.6%
                                                ==========     ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of year (000's) ..........    $  247,195     $  258,012     $  246,375     $  248,070     $  144,956
                                                ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
  average net assets (d) ...................         1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income/(loss)
  to average net assets ....................         0.03%         (0.23)%        (0.28)%        (0.44)%        (0.28)%

Portfolio turnover rate ....................           52%            59%            61%            34%            58%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) During the year ended December 31, 2007, the Fund received a payment from the Adviser of $176,249 for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.06% (Note 2).

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.52%, 1.51%, 1.52% and 1.56% for the years ended December 31, 2006, 2005, 2004 and 2003, respectively.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                      YEAR           YEAR           YEAR           YEAR         PERIOD
                                                     ENDED          ENDED          ENDED          ENDED          ENDED
                                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2007           2006           2005           2004          2003(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........    $    17.22     $    15.00     $    14.99     $    12.34     $    10.00
                                                   ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment loss .........................         (0.09)         (0.04)         (0.05)         (0.03)         (0.02)
  Net realized and unrealized
     gains on investments .....................          2.09           2.40           0.10           2.68           2.36
                                                   ----------     ----------     ----------     ----------     ----------
Total from investment operations ..............          2.00           2.36           0.05           2.65           2.34
                                                   ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net realized gains on investments ......         (0.28)         (0.14)         (0.04)            --             --
                                                   ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ..............    $    18.94     $    17.22     $    15.00     $    14.99     $    12.34
                                                   ==========     ==========     ==========     ==========     ==========

Total return (b) ..............................         11.6%          15.8%           0.3%          21.5%          23.4%(c)
                                                   ==========     ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of period (000's) ...........    $  116,737     $   85,211     $   63,561     $   51,574     $   15,105
                                                   ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets (d)         1.50%          1.50%          1.50%          1.50%          1.49%(e)

Ratio of net investment loss
  to average net assets .......................        (0.55)%        (0.30)%        (0.34)%        (0.29)%        (0.36)%(e)

Portfolio turnover rate .......................            9%            13%            29%             3%             0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.56%, 1.62%, 1.64%, 1.79% and 2.61%(e) for the periods ended December 31,
      2007, 2006, 2005, 2004 and 2003, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================
                                                           YEAR           YEAR         PERIOD
                                                          ENDED          ENDED          ENDED
                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                           2007           2006          2005(a)
------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............    $    12.08     $    10.59     $    10.00
                                                        ----------     ----------     ----------
Income/(loss) from investment operations:
   Net investment income ...........................          0.16           0.14           0.08
   Net realized and unrealized gains/(losses)
      on investments ...............................         (0.22)          1.75           0.59
                                                        ----------     ----------     ----------
Total from investment operations ...................         (0.06)          1.89           0.67
                                                        ----------     ----------     ----------
Less distributions:
   From net investment income ......................         (0.16)         (0.14)         (0.08)
   From net realized gains on investments ..........         (0.32)         (0.26)         (0.00)(b)
                                                        ----------     ----------     ----------
Total distributions ................................         (0.48)         (0.40)         (0.08)
                                                        ----------     ----------     ----------

Net asset value at end of period ...................    $    11.54     $    12.08     $    10.59
                                                        ==========     ==========     ==========

Total return (c) ...................................         (0.6%)         17.9%           6.7%(d)
                                                        ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of period (000's) ................    $   82,743     $   35,051     $   25,243
                                                        ==========     ==========     ==========

Ratio of net expenses to average net assets (e) ....         1.14%          1.25%          1.24%(f)

Ratio of net investment income to average net assets         1.26%          1.23%          1.19%(f)

Portfolio turnover rate ............................           41%            65%            21%(f)

(a) Represents the period from the initial public offering (May 2, 2005) through December 31, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.31% and 1.43%(f) for the periods ended December 31, 2006 and 2005, respectively.

(f)   Annualized.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================
                                                                   YEAR         PERIOD
                                                                  ENDED          ENDED
                                                               DECEMBER 31,   DECEMBER 31,
                                                                   2007         2006 (a)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $    10.55     $    10.00
                                                                ----------     ----------
Income/(loss) from investment operations:
   Net investment income ...................................          0.07           0.06
   Net realized and unrealized gains/(losses) on investments         (0.97)          0.77
                                                                ----------     ----------
Total from investment operations ...........................         (0.90)          0.83
                                                                ----------     ----------
Less distributions:
   From net investment income ..............................         (0.07)         (0.06)
   From net realized gains on investments ..................            --          (0.22)
                                                                ----------     ----------
Total distributions ........................................         (0.07)         (0.28)
                                                                ----------     ----------

Net asset value at end of period ...........................    $     9.58     $    10.55
                                                                ==========     ==========

Total return (b) ...........................................         (8.5%)          8.3%(c)
                                                                ==========     ==========
Ratios/Supplementary Data:
Net assets at end of period (000's) ........................    $   18,163     $   17,714
                                                                ==========     ==========

Ratio of net expenses to average net assets (d) ............         1.25%          1.24%(e)

Ratio of net investment income to average net assets .......         0.66%          0.84%(e)

Portfolio turnover rate ....................................          126%           102%(e)

(a) Represents the period from the initial public offering (May 1, 2006) through December 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.80% and 1.90%(e) for the periods ended December 31, 2007 and 2006, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                      YEAR           YEAR           YEAR           YEAR         PERIOD
                                                     ENDED          ENDED          ENDED          ENDED          ENDED
                                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2007           2006           2005           2004          2003(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........    $    10.26     $    10.10     $    10.29     $    10.09     $    10.00
                                                   ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income .......................          0.41           0.38           0.33           0.28           0.16
  Net realized and unrealized gains/
     (losses) on investments ..................          0.11           0.23          (0.15)          0.27           0.10
                                                   ----------     ----------     ----------     ----------     ----------
Total from investment operations ..............          0.52           0.61           0.18           0.55           0.26
                                                   ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income ..................         (0.41)         (0.38)         (0.33)         (0.28)         (0.16)
  From net realized gains on investments ......         (0.23)         (0.07)         (0.04)         (0.07)         (0.01)
                                                   ----------     ----------     ----------     ----------     ----------
Total distributions ...........................         (0.64)         (0.45)         (0.37)         (0.35)         (0.17)
                                                   ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ..............    $    10.14     $    10.26     $    10.10     $    10.29     $    10.09
                                                   ==========     ==========     ==========     ==========     ==========

Total return (b) ..............................          5.1%           6.2%           1.8%           5.5%           2.6%(c)
                                                   ==========     ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net Assets at end of period (000's) ...........    $    9,919     $   17,880     $   48,115     $   32,458     $   30,773
                                                   ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets (d)         0.37%          0.30%          0.30%          0.30%          0.30%(e)

Ratio of net investment income
  to average net assets .......................         3.96%          3.67%          3.32%          2.77%          2.36%(e)

Portfolio turnover rate .......................           45%            21%            22%            47%            50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.68%, 0.65%, 0.61%, 0.72% and 0.71%(e) for the periods ended December 31,
      2007, 2006, 2005, 2004 and 2003, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                      YEAR           YEAR           YEAR           YEAR         PERIOD
                                                     ENDED          ENDED          ENDED          ENDED          ENDED
                                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2007           2006           2005           2004          2003(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........    $    10.25     $    10.08     $    10.28     $    10.09     $    10.00
                                                   ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income .......................          0.38           0.35           0.30           0.24           0.14
  Net realized and unrealized gains/
     (losses) on investments ..................          0.10           0.24          (0.16)          0.26           0.10
                                                   ----------     ----------     ----------     ----------     ----------
Total from investment operations ..............          0.48           0.59           0.14           0.50           0.24
                                                   ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income ..................         (0.38)         (0.35)         (0.30)         (0.24)         (0.14)
  From net realized gains on investments ......         (0.23)         (0.07)         (0.04)         (0.07)         (0.01)
                                                   ----------     ----------     ----------     ----------     ----------
Total distributions ...........................         (0.61)         (0.42)         (0.34)         (0.31)         (0.15)
                                                   ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ..............    $    10.12     $    10.25     $    10.08     $    10.28     $    10.09
                                                   ==========     ==========     ==========     ==========     ==========

Total return (b) ..............................          4.8%           6.0%           1.4%           5.1%           2.4%(c)
                                                   ==========     ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of period (000's) ...........    $   34,178     $   23,382     $   16,839     $    6,491     $    1,502
                                                   ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets (d)         0.65%          0.60%          0.61%          0.70%          0.69%(e)

Ratio of net investment income
  to average net assets .......................         3.69%          3.37%          3.01%          2.37%          1.96%(e)

Portfolio turnover rate .......................           45%            21%            22%            47%            50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.96%, 0.94%, 0.92%, 1.31% and 2.49%(e) for the periods ended December 31,
      2007, 2006, 2005, 2004 and 2003, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund (collectively, the "Funds") are each a diversified series of the Schwartz Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Ave Maria Opportunity Fund commenced the public offering of its shares on May 1, 2006. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

On March 30, 2007, the Ave Maria Rising Dividend Fund consummated a tax-free merger with the Catholic Equity Fund. Pursuant to the terms of the agreement governing the merger, each share of Class A, Class D and Class I shares of the Catholic Equity Fund was converted into an equivalent dollar amount of shares of the Ave Maria Rising Dividend Fund, based on the net asset value of the Ave Maria Rising Dividend Fund and Class A, Class D and Class I shares of the Catholic Equity Fund as of March 30, 2007 ($12.44 and $10.07, $9.44 and $10.07, respectively), resulting in conversion ratios of 0.809762, 0.758704 and 0.810035 shares of the Ave Maria Rising Dividend Fund for each share of Class A, Class D and Class I shares of the Catholic Equity Fund, respectively. The Ave Maria Rising Dividend Fund thus issued 3,770,256 shares to shareholders of the Catholic Equity Fund. Net assets of the Ave Maria Rising Dividend Fund and the Catholic Equity Fund as of the merger date were $41,688,158 and $46,890,726, including unrealized appreciation of $4,422,856 and $3,015,886, respectively. In addition, the Catholic Equity Fund's net assets included accumulated realized losses of $784,039. Total net assets immediately after the merger were $88,578,884.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Opportunity Fund is long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Funds' Prospectus for information regarding the investment strategies of each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class R bears the expenses of higher distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require an initial investment of $10 million. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund.

The following is a summary of significant  accounting  policies  followed by the
Funds:

      (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

      The tax character of distributable earnings at December 31, 2007 was as follows:

      ------------------------------------------------------------------------------------------------------------------------
                                                  AVE MARIA       AVE MARIA      AVE MARIA        AVE MARIA
                                                  CATHOLIC         GROWTH          RISING        OPPORTUNITY       AVE MARIA
                                                 VALUES FUND        FUND        DIVIDEND FUND        FUND          BOND FUND
      ------------------------------------------------------------------------------------------------------------------------
      Undistributed ordinary income ........    $         --    $         --    $    511,067     $         --     $         --
      Undistributed long-term gains ........         152,861              --          17,632               --               64
      Capital loss carryforward ............              --              --        (330,285)        (777,264)              --
      Net unrealized appreciation/
       (depreciation) ......................      30,642,241      21,810,259         715,567         (179,134)         104,895
                                                ------------    ------------    ------------     ------------     ------------
      Total distributable earnings/(deficit)    $ 30,795,102    $ 21,810,259    $    913,981     $   (956,398)    $    104,959
                                                ============    ============    ============     ============     ============

      As of December 31, 2007, the Ave Maria Rising Dividend Fund had a capital loss carryforward acquired in the merger with the Catholic Equity Fund of $330,285, of which $215,994 expires September 30, 2008, $108,803 expires
      September 30, 2009 and $5,488 expires September 30, 2010. As of December 31, 2007, the Ave Maria Opportunity Fund had a capital loss carryforward for federal income tax purposes of $777,264, which expires on December 31, 2015. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      During the year ended December 31, 2007, the Ave Maria Rising Dividend Fund utilized $218,367 of capital loss carryforwards acquired through the Catholic Equity Fund merger to offset current year realized gains.

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Each Fund incorporated FIN 48 in its Semi-Annual report on June 30, 2007. Based on management's analysis, the adoption of FIN 48 did not have a material impact on the financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended December 31, 2004 through December 31, 2006. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ended December 31, 2008.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
      The following information is based upon the federal income tax cost of the investment securities as of December 31, 2007:

      ----------------------------------------------------------------------------------------------------------------------
                                         AVE MARIA          AVE MARIA       AVE MARIA          AVE MARIA
                                         CATHOLIC            GROWTH           RISING          OPPORTUNITY        AVE MARIA
                                        VALUES FUND           FUND         DIVIDEND FUND          FUND           BOND FUND
      ----------------------------------------------------------------------------------------------------------------------
      Gross unrealized appreciation    $  45,975,586     $  26,220,281     $   7,958,012     $   1,354,525     $     894,885
      Gross unrealized depreciation      (15,333,345)       (4,410,022)       (7,242,445)       (1,533,659)         (789,990)
                                       -------------     -------------     -------------     -------------     -------------
      Net unrealized appreciation/
          (depreciation) ..........    $  30,642,241     $  21,810,259     $     715,567     $    (179,134)    $     104,895
                                       =============     =============     =============     =============     =============
      Federal income tax cost .....    $ 218,534,532     $  95,118,639     $  82,024,198     $  18,325,390     $  43,507,501
                                       =============     =============     =============     =============     =============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund, Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Bond Fund is due to certain timing differences in the recognition of the amortization of organizational costs. These "book/tax" differences are also temporary in nature.

      For the year ended December 31, 2007, the Ave Maria Catholic Values Fund reclassified $7,980 of distributions in excess of net investment income against paid-in capital; the Ave Maria Growth Fund reclassified $411,914 of its net investment loss against paid-in capital and $167,373 against net realized gains from security transactions; the Ave Maria Rising Dividend Fund reclassified $80 of distributions in excess of net realized gains from security transactions and $179,981 of accumulated net realized losses against paid-in capital; the Ave Maria Opportunity Fund reclassified  $142 of  distributions  in excess of net  investment  income against  paid-in  capital;  and  the  Ave  Maria  Bond  Fund  reclassified distributions in excess of net investment income of $9,391 and distributions in excess of net realized gains from security transactions of $137 against paid-in capital. These reclassifications are reflected on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and the income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

      (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on securities sold are determined on a specific identification basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

      (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
      Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      The tax character of distributions paid during the periods ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                      ORDINARY      LONG-TERM         TOTAL
PERIOD ENDED                           INCOME     CAPITAL GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------
AVE MARIA CATHOLIC VALUES FUND:
  December 31, 2007 ...........    $     53,179    $  2,073,963    $  2,127,142
  December 31, 2006 ...........    $         --    $ 10,545,124    $ 10,545,124

AVE MARIA GROWTH FUND:
  December 31, 2007 ...........    $         --    $  1,717,378    $  1,717,378
  December 31, 2006 ...........    $         --    $    711,674    $    711,674

AVE MARIA RISING DIVIDEND FUND:
  December 31, 2007 ...........    $  1,707,552    $  1,536,631    $  3,244,183
  December 31, 2006 ...........    $    719,951    $    404,856    $  1,124,807

AVE MARIA OPPORTUNITY FUND:
  December 31, 2007 ...........    $    134,519    $         --    $    134,519
  December 31, 2006 ...........    $    467,339    $         --    $    467,339

AVE MARIA BOND FUND - CLASS I:
  December 31, 2007 ...........    $    604,319    $    188,655    $    792,974
  December 31, 2006 ...........    $  1,135,731    $    114,092    $  1,249,823

AVE MARIA BOND FUND - CLASS R:
  December 31, 2007 ...........    $  1,171,763    $    635,434    $  1,807,197
  December 31, 2006 ...........    $    700,257    $    146,596    $    846,853

      (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of obligations issued or guaranteed by the U.S. Government or its agencies of instrumentalities as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

      (f) ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2.    INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Funds' principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser receives from each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.75% and 0.30%, respectively, of average daily net assets.

The Adviser has contractually agreed to reduce advisory fees or reimburse a portion of operating expenses until at least May 1, 2010 so that: the net expenses of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund do not exceed 1.50% of average daily net assets; the net expenses of the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund do not exceed 1.25% of average daily net assets; and the net expenses of Class R and Class I shares of the Ave Maria Bond Fund do not exceed 0.70% and 0.40%, respectively, of average daily net assets. For the year ended December 31, 2007, the Adviser waived investment advisory fees of $65,346 with respect to the Ave Maria Growth Fund; waived investment advisory fees of $110,801 with respect to the Ave Maria Opportunity Fund; and waived investment advisory fees of $128,134 and reimbursed $5,637 of other operating expenses (including $5,072 of common expenses and $565 of Class I expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the time such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. During the year ended December 31, 2007, the Adviser received $23,171 from the Ave Maria Catholic Values Fund and $44,436 from the Ave Maria Rising Dividend Fund in recoupment of fee waivers in prior fiscal periods. As of December 31, 2007, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund....................................    $   73,853
Ave Maria Growth Fund.............................................    $  236,511
Ave Maria Opportunity Fund........................................    $  184,079
Ave Maria Bond Fund...............................................    $  482,562
--------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The Adviser may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2008          2009          2010
--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund .......   $   33,160    $   40,693    $       --
Ave Maria Growth Fund ................   $   80,548    $   90,617    $   65,346
Ave Maria Opportunity Fund ...........   $       --    $   73,278    $  110,801
Ave Maria Bond Fund ..................   $  170,813    $  177,978    $  133,771
--------------------------------------------------------------------------------

Additionally, during the year ended December 31, 2007, the Adviser reimbursed $176,249 to the Ave Maria Catholic Values Fund for losses realized on the disposal of investments purchased in violation of investment restrictions.

The Chief Compliance Officer of the Trust (the "CCO") is an employee of the Adviser. The Trust pays the Adviser $23,500 annually for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust.

JLB & Associates, Inc. ("JLB") has been retained by the Adviser to manage the investments of the Ave Maria Growth Fund pursuant to the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays JLB a fee at an annual rate of 0.30% of the average value of the Fund's daily net assets. JLB has agreed to reduce its sub-advisory fee, by means of a voluntary waiver, during the period from September 1, 2007 through April 30, 2008, to the annual rate of 0.25% of average daily net assets. JLB cannot recover from the Fund any such fee reductions.

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets, and each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000.

Pursuant to a Distribution Agreement between the Funds and the Distributor, the Distributor serves as the Funds' exclusive agent for the distribution of each Fund's shares. The Distributor is an affiliate of Ultimus.

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund have adopted a Shareholder Servicing Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder, which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of each Fund) for providing account administration and personnel and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Class I shares). During the year ended December 31, 2007, the total expenses incurred pursuant to the Plan were $690,052, $264,509, and $70,626 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.

3.    INVESTMENT TRANSACTIONS

During the year ended December 31, 2007, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                  AVE MARIA       AVE MARIA     AVE MARIA        AVE MARIA
                                                  CATHOLIC         GROWTH         RISING        OPPORTUNITY      AVE MARIA
                                                 VALUES FUND        FUND       DIVIDEND FUND        FUND         BOND FUND
----------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........    $140,727,733    $ 29,991,799    $ 64,176,332    $ 24,703,153    $ 10,902,276
                                                ============    ============    ============    ============    ============
Proceeds from sales of investment securities    $132,342,469    $  9,833,420    $ 29,737,816    $ 21,697,020    $  4,526,956
                                                ============    ============    ============    ============    ============
----------------------------------------------------------------------------------------------------------------------------

4.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, each Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

AVE MARIA MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Board of Trustees
Ave Maria Catholic Values Fund, Ave Maria Growth Fund,
Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund:

We have audited the accompanying statements of assets and liabilities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund (the "Funds"), including the schedules of investments, as of December 31, 2007, and the related statements of operations for the year ended, and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund as of December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 15, 2008

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                       Position Held       Length of
Trustee/Officer                    Address                     Age     with the Trust      Time Served
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
*  Gregory J. Schwartz             3707 W. Maple Road,         66      Chairman of the     Since 1992
                                   Bloomfield Hills, MI                Board/Trustee

*  George P. Schwartz, CFA         3707 W. Maple Road,         63      President/Trustee   Since 1992
                                   Bloomfield Hills, MI

INDEPENDENT TRUSTEES:

   John E. Barnds                  640 Lakeside Road,          75      Trustee             Since 2005
                                   Birmingham, MI

   Peter F. Barry                  3707 W. Maple Road,         80      Trustee             Since 2004
                                   Bloomfield Hills, MI

   Donald J. Dawson, Jr.           333 W. Seventh Street,      60      Trustee             Since 1993
                                   Royal Oak, MI

   Joseph M. Grace                 4978 Malibu Drive,          71      Trustee             Since 2007
                                   Bloomfield Hills, MI

EXECUTIVE OFFICERS:

*  Richard L. Platte, Jr., CFA     3707 W. Maple Road,         56      Vice President      Since 1993
                                   Bloomfield Hills, MI                and Secretary

*  Timothy S. Schwartz, CFA        3707 W. Maple Road,         36      Treasurer           Since 2000
                                   Bloomfield Hills, MI

*  Becky S. Renaud                 3707 W. Maple Road,         35      Chief Compliance    Since 2006
                                   Bloomfield Hills, MI                Officer

*     Gregory J. Schwartz,  George P. Schwartz,  Richard L. Platte, Jr., Timothy
      S. Schwartz and Becky S. Renaud, as affiliated persons of Schwartz Investment Counsel, Inc., the Funds' investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees six portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================
George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the co-portfolio manager of the Ave Maria Catholic Values Fund and the Ave Maria Rising Dividend Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit (JPMorgan Chase).

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Joseph M. Grace is retired Senior Vice President of National Bank of Detroit (JPMorgan Chase).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Bond Fund and the co-portfolio manager of the Ave Maria Rising Dividend Fund.

Timothy S. Schwartz, CFA is Vice President and Treasurer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Opportunity Fund.

Becky S. Renaud is Chief Financial Officer and Chief Compliance Officer of Schwartz Investment Counsel, Inc.

AVE MARIA MUTUAL FUNDS
CATHOLIC ADVISORY BOARD (UNAUDITED)
================================================================================
The Catholic Advisory Board reviews the companies selected by the Adviser to ensure that the companies operate in a way that is consistent with teachings and core values of the Roman Catholic Church. The Catholic Advisory Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations. The following are the members of the Catholic Advisory Board:

                                                                                   Length of
Member                       Address                                        Age    Time Served
----------------------------------------------------------------------------------------------
Lou Holtz             5818 El Camino Real, Carlsbad, CA                     71     Since 2007
Lawrence Kudlow       1375 Kings Hwy. East, Suite 260, Fairfield, CT        60     Since 2005
Thomas S. Monaghan    One Ave Maria Drive, Ann Arbor, MI                    71     Since 2001
Michael Novak         1150 17th Street, NW, Suite 1100, Washington, DC      74     Since 2001
Paul R. Roney         One Ave Maria Drive, Ann Arbor, MI                    50     Since 2001
Phyllis Schlafly      7800 Bonhomme, St. Louis, MO                          83     Since 2001

Lou Holtz is the former football coach at University of Notre Dame among others, ESPN college football analyst, author and motivational speaker.

Lawrence Kudlow is the host of CNBC's "Kudlow & Company" and a nationally syndicated columnist.

Thomas S. Monaghan is Chairman of the Ave Maria Foundation (a non-profit foundation supporting Roman Catholic organizations) and Chancellor of Ave Maria University. Prior to December 1998, he was Chairman and Chief Executive Officer of Domino's Pizza, Inc.

Michael Novak is a theologian, author, columnist and former U.S. ambassador. He is Director of Social and Political Studies of the American Enterprise Institute.

Paul R. Roney is Executive Director of the Ave Maria Foundation and President of Domino's Farms Corporation. Prior to December 1998, he was Treasurer of Domino's Pizza, Inc.

Phyllis Schlafly is an author, columnist and radio commentator. She is President of Eagle Forum (an organization promoting conservative and pro-family values).


Additional information regarding the Funds' Trustees, executive officers and Catholic Advisory Board members may be found in the Funds' Statement of Additional Information and is available without charge upon request by calling
(888) 726-9331.

AVE MARIA MUTUAL FUNDS
FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund and certain ordinary income dividends paid by the Ave Maria Catholic Values Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund during the year end December 31, 2007. On December 28, 2007, the Ave Maria Catholic Values Fund declared and paid an ordinary income dividend of $0.0034 per share and declared and paid a long-term capital gain distribution of $0.1326 per share; the Ave Maria Growth Fund declared and paid a long-term capital gain distribution of $0.2825 per share; the Ave Maria Rising Dividend Fund declared and paid a short term capital gain distribution of $0.1008 per share and declared and paid a long-term capital gain distribution of $0.2199 per share; the Ave Maria Opportunity Fund declared and paid an ordinary income distribution of $0.0713 per share; the Ave Maria Bond Fund declared and paid a short-term capital gain distribution of $0.0336 per share and declared and paid a long-term capital gain distribution per share of $0.1928 per share. Periodically throughout the year, the Ave Maria Rising Dividend Fund paid ordinary income dividends totaling $0.1568 per share. Periodically throughout the year, the Ave Maria Bond Fund paid ordinary income dividends totaling $0.4110 per share for Class I shares and $0.3823 per share for Class R shares. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, 100% of the long-term capital gain distributions of $0.1326, $0.2825, $0.2199 and $0.1928 per share for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund, respectively, 100% of the short-term capital gain distributions of $0.1008 and $0.0336 per share for the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund, respectively, and a percentage (100%, 100%, 100%, and 15.75%) of the ordinary income dividends paid for the Ave Maria Catholic Values Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund, respectively, may be subject to a maximum tax rate of 15%. Early in 2008, as required by federal regulations, shareholders received notification of their portion of the Funds' taxable distributions, if any, paid during the 2007 calendar year.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2007) and held until the end of the period (December 31, 2007).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' Prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

AVE MARIA CATHOLIC VALUES FUND

-------------------------------------------------------------------------------------------
                                        Beginning           Ending
                                      Account Value      Account Value       Expenses Paid
                                      July 1, 2007     December 31, 2007     During Period*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00           $  877.30             $7.10
Based on Hypothetical 5% Return
    (before expenses)                   $1,000.00           $1,017.64             $7.63
-------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


AVE MARIA GROWTH FUND

-------------------------------------------------------------------------------------------
                                        Beginning           Ending
                                      Account Value      Account Value       Expenses Paid
                                      July 1, 2007     December 31, 2007     During Period*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00           $1,026.20             $7.66
Based on Hypothetical 5% Return
    (before expenses)                   $1,000.00           $1,017.64             $7.63
-------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA RISING DIVIDEND FUND

-------------------------------------------------------------------------------------------
                                        Beginning           Ending
                                      Account Value      Account Value       Expenses Paid
                                      July 1, 2007     December 31, 2007     During Period*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00           $  918.40             $5.13
Based on Hypothetical 5% Return
    (before expenses)                   $1,000.00           $1,019.86             $5.40
-------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Rising Dividend Fund's annualized expense ratio of 1.06% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA OPPORTUNITY FUND

-------------------------------------------------------------------------------------------
                                        Beginning           Ending
                                      Account Value      Account Value       Expenses Paid
                                      July 1, 2007     December 31, 2007     During Period*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00           $  840.00             $5.80
Based on Hypothetical 5% Return
    (before expenses)                   $1,000.00           $1,018.90             $6.36
-------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Opportunity Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS I

-------------------------------------------------------------------------------------------
                                        Beginning           Ending
                                      Account Value      Account Value       Expenses Paid
                                      July 1, 2007     December 31, 2007     During Period*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00           $1,039.70             $2.06
Based on Hypothetical 5% Return
    (before expenses)                   $1,000.00           $1,022.99             $2.04
-------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class I's annualized expense ratio of 0.40% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS R

-------------------------------------------------------------------------------------------
                                        Beginning           Ending
                                      Account Value      Account Value       Expenses Paid
                                      July 1, 2007     December 31, 2007     During Period*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00           $1,037.30             $3.44
Based on Hypothetical 5% Return
    (before expenses)                   $1,000.00           $1,021.68             $3.41
-------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class R's annualized expense ratio of 0.67% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation  of the  Public  Reference  Room  may be  obtained  by  calling  (800)
SEC-0330.

     [GRAPHIC OMITTED]
         AVE MARIA
          MUTUAL
          FUNDS

Ave Maria Catholic Values Fund

    Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

  Ave Maria Opportunity Fund

     Ave Maria Bond Fund


AVE MARIA MUTUAL FUNDS
series of
Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Joseph M Grace

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

CATHOLIC ADVISORY BOARD
Paul R. Roney, Chairman
Lou Holtz
Lawrence Kudlow
Thomas S. Monaghan
Michael Novak
Phyllis Schlafly

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006


                               [GRAPHIC OMITTED]

                       Schwartz Investment Counsel, Inc.

                                Established 1980

  3707 WEST MAPLE ROAD   o   SUITE 100   o   BLOOMFIELD HILLS, MICHIGAN 48301

                             www.schwartzinvest.com

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Peter F. Barry. Mr. Barry is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $98,400 and $91,080 with respect to the registrant's fiscal years ended December 31, 2007 and 2006, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $11,100 and $10,320 with respect to the registrant's fiscal years ended December 31, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended December 31, 2007 and 2006, aggregate non-audit fees of $11,100 and $10,320, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ George P. Schwartz
                           -----------------------------------------------------
                                    George P. Schwartz, President

Date        March 3, 2008
      ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George P. Schwartz
                           -----------------------------------------------------
                                    George P. Schwartz, President

Date        March 3, 2008
      ---------------------------------

By (Signature and Title)*           /s/ Timothy S. Schwartz
                           -----------------------------------------------------
                                    Timothy S. Schwartz, Treasurer

Date        March 3, 2008
      ---------------------------------

* Print the name and title of each signing officer under his or her signature.